UNITED STATES
	Securities and Exchange Commission
	    Washington, D.C.  20549

		FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
          INVESTMENT COMPANIES

Investment Company Act file number 811-6155

American National Investment Accounts, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  December 31

Reporting period:  June 30, 2007


Item 1	Report to Shareholders

SEMI-ANNUAL REPORT


AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

o     GROWTH PORTFOLIO

o     EQUITY INCOME PORTFOLIO

o     BALANCED PORTFOLIO

o     MONEY MARKET PORTFOLIO

o     GOVERNMENT BOND PORTFOLIO

o     SMALL-CAP/MID-CAP PORTFOLIO

o     HIGH YIELD BOND PORTFOLIO

o     INTERNATIONAL STOCK PORTFOLIO

                                    SEMI-ANNUAL REPORT
                                    JUNE 30, 2007

                                                     2450 South Shore Boulevard,
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.                League City, TX 77573
--------------------------------------------------------------------------------

The report contained herein is included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus. ALL INVESTORS ARE ADVISED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT COMPANIES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANIES. YOU SHOULD READ IT CAREFULLY BEFORE INVESTING.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures the investment adviser uses in fulfilling this responsibility is included in the Funds' Statement of Additional Information and is available without charge, upon request, by calling 1-800-231-4639. The policies and procedures are also available on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-800-231-4639 and is also available on the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website, beginning with the September 30, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. A copy of the quarterly holdings report is available, without charge, upon request, by calling 1-800-231-4639.

AN EXAMPLE OF ONGOING EXPENSES

Each shareholder of the Fund may incur two types of expenses: (1) transactional, if applicable, and (2) ongoing (e.g., asset-based charges such as investment advisory fees and distribution and/or 12b-1 fees). The example, included below, is intended to help a shareholder better understand the ongoing expenses of investing in this Fund and to compare these expenses with other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2007, and held for six months ending June 30, 2007.

ACTUAL EXPENSES

The example below provides information about actual account values and actual expenses. A shareholder may use the information in this example, together with the amount they have invested, to estimate the expenses that they have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in actual column under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on their account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The example also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a shareholder paid for the period. This information may be used to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in this table are meant to help a shareholder understand the ongoing expenses only and do not reflect any transactional expenses, such as sales charges, contingent deferred sales charges on redemptions or redemption fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional expenses were included, the expenses would have been higher.

                                                                       ACTUAL                    HYPOTHETICAL
                                                             ---------------------------   ----------------------
                                  BEGINNING                      ENDING        EXPENSES      ENDING     EXPENSES
                                   ACCOUNT      ANNUALIZED       ACCOUNT         PAID        ACCOUNT      PAID
                                    VALUE         EXPENSE         VALUE         DURING        VALUE      DURING
FUNDS                            (01/01/07)       RATIOS     (06/30/07) (1)   PERIOD (2)   (06/30/07)  PERIOD (2)
-----                            ----------       ------     --------------   ----------   ----------  ----------

Growth Portfolio                  $1,000.00        0.87%        $1,071.01      $  4.49      $1,020.59   $  4.38
Equity Income Portfolio            1,000.00        0.79%         1,033.33         4.00       1,020.99      3.98
Balanced Portfolio                 1,000.00        0.81%         1,046.67         4.13       1,020.89      4.08
Money Market Portfolio             1,000.00        0.56%         1,023.47         2.83       1,022.14      2.82
Government Bond Portfolio          1,000.00        0.35%         1,019.61         1.76       1,023.19      1.77
Small-Cap/Mid-Cap Portfolio        1,000.00        1.12%         1,032.26         5.67       1,019.35      5.64
High Yield Bond Portfolio          1,000.00        0.80%         1,011.77         4.01       1,020.94      4.03
International Stock Portfolio      1,000.00        1.10%         1,075.27         5.69       1,019.45      5.54

(1) The actual ending account value is based on actual total return of each of the funds for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on each of the funds' actual expense ratios and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the annualized expense ratios, shown in the table above, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the six month period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Board of Directors of American National Investment Accounts, Inc. ("Board") has renewed the investment advisory agreements with Securities Management and Research, Inc. ("Manager") for the Government Bond Portfolio, Small-Cap/Mid-Cap Portfolio, High Yield Bond Portfolio, and International Stock Portfolio effective February 15, 2007. The Board considered a variety of factors in connection with its review of the advisory contracts ("Contracts"), also taking into account information provided by the Manager during the course of the year as discussed below:

NATURE, EXTENT, AND QUALITY OF SERVICES

The Board considered the nature, quality and extent of the services provided to the Portfolios by the Manager based upon information provided by the Manager relating to its operations and personnel. These services included, but were not limited to, management of the investment portfolios and a variety of activities related to investment portfolio management. The Board also took into account its familiarity with the Manager's investment management through Board meetings, discussions and reports during the preceding year. After careful consideration of these matters, the Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager.

EXPENSES AND PERFORMANCE

The Board evaluated reports prepared by the Manager detailing the total expense ratios of each of the Portfolios, listed above, as compared to other open-end investment companies deemed to be comparable based upon the Morningstar Principia Pro database with similar Morningstar category and prospectus objective to each Portfolio. The Board took into account the Manager's current undertakings to maintain the expense limitations for the Portfolios. Also taken under consideration was the current size of each Portfolio, and the level and method of computing the management fees.

The Board compared the total expense ratios of the Government Bond Portfolio, Small-Cap/Mid-Cap Portfolio, High Yield Bond Portfolio and International Stock Portfolio to subaccounts advised by other advisors that were deemed comparable by the Morningstar database at the end of the calendar year, December 31, 2006. The Government Bond Portfolio's total expense ratio was lower than the Morningstar subaccount average total expense ratio; as was the International Stock Portfolio. The Small-Cap/Mid-Cap Portfolio's total expense ratio was higher than the Morningstar subaccounts average total expense ratios. The Morningstar database did not find any subaccounts with similar categories and prospectus objectives to the High Yield Bond Portfolio.

In addition to these qualitative factors, the directors had also reviewed pertinent quarterly quantitative data, such as reports of relevant performance data calculated according to standardized formulas for 1, 5 and 10 year periods, or for the life of a Portfolio, if shorter. They had also compared quarterly the Funds' performance with a representative sample of comparable portfolios and recognized indexes, including those supplied by Lipper and Morningstar. Finally, they evaluated and reviewed the volatility of investment returns and the risk levels of Portfolio securities. Lastly, the Board requested and reviewed an analysis of the number and types of complaints that the Manager had received from shareholders, and the specific policies followed by the Manager to address such complaints. On the basis of this evaluation and the Board's ongoing reviews of investment results, the Board concluded that the Portfolio's performance was satisfactory.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS  CONTINUED

COST, BENEFITS, PROFITS AND ECONOMIES OF SCALE

The Board reviewed detailed information regarding the revenues received by the Manager under the Contracts and other benefits that the Manager may have realized from its relationship with the Portfolios. The Board also received information on the direct costs incurred by the Manager as well as profits realized. Additionally, the Board also considered the financial strength of the Manager's parent company, American National Insurance Company. After careful consideration of this information, the Board concluded that the Manager's profits were reasonable in light of the services provided to the Portfolios.

The Board reviewed reports prepared by the Manager comparing the Portfolio's fee breakpoints to other comparable portfolios. The Board concluded that the advisory fee structure for the Portfolios is fair and reasonable and continues to provide for a reasonable sharing of benefits from any economies of scale with the Portfolio's investors.

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

COMMON STOCK                                               SHARES        VALUE

CONSUMER DISCRETIONARY--

HOUSEHOLD DURABLES--1.27%
Newell Rubbermaid Inc.                                      3,000     $   88,290
Stanley Works (The)                                         3,000        182,100
                                                                      ----------
                                                                         270,390

MEDIA--1.22%
Citadel Broadcasting Corp.                                    576          3,715
Walt Disney Co. (The)                                       7,500        256,050
                                                                      ----------
                                                                         259,765

MULTILINE RETAIL--2.46%
Citi Trends Inc.*                                           3,000        113,880
J.C. Penney Co., Inc. (Holding Co.)                         2,500        180,950
Target Corp.                                                3,579        227,624
                                                                      ----------
                                                                         522,454

SPECIALTY RETAIL--3.23%
Bed Bath & Beyond Inc.*                                     2,000         71,980
Best Buy Co., Inc.                                          5,002        233,443
Home Depot, Inc. (The)                                      3,670        144,415
Limited Brands, Inc.                                        3,500         96,075
Lowe's Companies, Inc.                                      3,116         95,630
Urban Outfitters, Inc.*                                     1,875         45,056
                                                                      ----------
                                                                         686,599
                                                                      ----------
            TOTAL CONSUMER DISCRETIONARY--8.18%                        1,739,208
                                                                      ----------

CONSUMER STAPLES--

BEVERAGES--2.55%
Coca-Cola Co. (The)                                         4,782        250,146
PepsiCo, Inc.                                               4,500        291,825
                                                                      ----------
                                                                         541,971

FOOD & STAPLES RETAILING--0.80%
SUPERVALU INC.                                              1,600         74,112
Wal-Mart Stores, Inc.                                       2,000         96,220
                                                                      ----------
                                                                         170,332

HOUSEHOLD PRODUCTS--1.44%
Proctor & Gamble Co. (The)                                  5,000        305,950
                                                                      ----------
            TOTAL CONSUMER STAPLES--4.79%                              1,018,253
                                                                      ----------
ENERGY--

ENERGY EQUIPMENT & SERVICES--3.29%
Baker Hughes Inc.                                           2,700        227,151
Schlumberger Ltd.                                           2,000        169,880
Transocean Inc.*                                            1,900        201,362
Weatherford International Ltd.*                             1,850        102,194
                                                                      ----------
                                                                         700,587

OIL, GAS & CONSUMABLE FUELS--8.02%
Anadarko Petroleum Corp.                                    1,000         51,990
BP PLC ADR                                                  2,400        173,136
Chevron Corp.                                               3,000        252,720
Exxon Mobil Corp.                                           8,750        733,950
Noble Corp.                                                 1,900        185,288
Royal Dutch Shell PLC ADR                                   3,780        306,936
                                                                      ----------
                                                                       1,704,020
                                                                      ----------
            TOTAL ENERGY--11.31%                                       2,404,607
                                                                      ----------
EXCHANGE TRADED FUNDS--9.18%
PowerShares QQQ Trust Series 1                             22,450      1,067,947
SPDR Trust Series 1                                         5,875        883,013
                                                                      ----------
                                                                       1,950,960
                                                                      ----------
            TOTAL EXCHANGE TRADED FUNDS--9.18%                         1,950,960
                                                                      ----------
FINANCIALS--

COMMERCIAL BANKS--5.90%
Banc of America Corp.                                       3,000        146,670
PNC Financial Services Group, Inc.                          5,000        357,900
U.S. Bancorp                                                6,000        197,700
Wachovia Corp.                                              6,948        356,085
Washington Mutual, Inc.                                     2,113         90,098
Wells Fargo & Co.                                           3,000        105,510
                                                                      ----------
                                                                       1,253,963

DIVERSIFIED FINANCIAL SERVICES--4.95%
American Express Co.                                        1,000         61,180
Bear Stearns Companies Inc. (The)                             650         91,000
Charles Schwab Corp. (The)                                  4,900        100,548
Citigroup Inc.                                              3,000        153,870
Goldman Sachs Group, Inc. (The)                               778        168,632
JPMorgan Chase & Co.                                        2,399        116,232
Merrill Lynch & Co., Inc.                                     700         58,506
Morgan Stanley                                              3,000        251,640
National Financial Partners Corp.                           1,075         49,783
                                                                      ----------
                                                                       1,051,391

INSURANCE--5.90%
American International Group, Inc.                          4,911        343,917
Aspen Insurance Holdings Ltd.                               3,425         96,140
Brown & Brown, Inc.                                         3,558         89,448
Hartford Financial Services Group, Inc. (The)               2,800        275,828
Prudential Financial, Inc.                                  3,500        340,305
RenaissanceRe Holdings Ltd.                                 1,775        110,032
                                                                      ----------
                                                                       1,255,670
                                                                      ----------
            TOTAL FINANCIALS--16.75%                                   3,561,024
                                                                      ----------

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                              SHARES        VALUE

HEALTH CARE--

BIOTECHNOLOGY--4.08%
Amgen Inc.*                                                 1,250     $   69,112
Celgene Corp.*                                              3,500        200,655
Genzyme Corp.*                                              2,000        128,800
Gilead Sciences, Inc.*                                      4,000        155,080
Given Imaging Ltd.*                                         8,000        251,440
PDL BioPharma Inc.*                                         2,700         62,910
                                                                      ----------
                                                                         867,997

HEALTH CARE PROVIDERS & SERVICES--1.15%
DaVita, Inc.*                                                 850         45,798
STMicroelectronics NV                                       5,600        107,464
UnitedHealth Group Inc.                                     1,800         92,052
                                                                      ----------
                                                                         245,314

HEALTH EQUIPMENT & SUPPLIES--1.79%
Advanced Medical Optics, Inc.*                                925         32,264
Dade Behring Holdings Inc.                                  1,500         79,680
Hologic, Inc.*                                              1,700         94,027
Medtronic, Inc.                                             3,359        174,198
                                                                      ----------
                                                                         380,169

PHARMACEUTICALS--4.36%
Abbott Laboratories                                         2,200        117,810
Allergan, Inc.                                              1,000         57,640
Eli Lilly and Co.                                           6,800        379,984
Endo Pharmaceuticals Holdings Inc.*                         2,100         71,883
Merck & Co. Inc.                                            6,003        298,949
                                                                      ----------
                                                                         926,266
                                                                      ----------
            TOTAL HEALTH CARE--11.38%                                  2,419,746
                                                                      ----------
INDUSTRIALS--

AEROSPACE & DEFENSE--5.12%
Boeing Co. (The)                                            2,637        253,574
Goodrich Corp.                                              5,481        326,448
Honeywell International Inc.                                2,128        119,764
Rockwell Collins, Inc.                                      3,500        247,240
United Technologies Corp.                                   2,000        141,860
                                                                      ----------
                                                                       1,088,886

AIR FREIGHT & LOGISTICS--1.35%
FedEx Corp.                                                   800         88,776
United Parcel Service, Inc. (Class B)                       2,700        197,100
                                                                      ----------
                                                                         285,876

CONSTRUCTION & ENGINEERING--0.69%
Cemex SAB de CV ADR                                         4,000        147,600

INDUSTRIAL CONGLOMERATES--2.46%
3M Co.                                                      1,300        112,827
General Electric Co.                                        8,000        306,240
Tyco International Ltd.                                     3,100        104,749
                                                                      ----------
                                                                         523,816

MACHINERY--1.12%
Caterpillar Inc.                                            1,100         86,130
Danaher Corp.                                               2,000        151,000
                                                                      ----------
                                                                         237,130
                                                                      ----------
            TOTAL INDUSTRIALS--10.74%                                  2,283,308
                                                                      ----------
INFORMATION TECHNOLOGY--

COMMUNICATIONS EQUIPMENT--4.68%
Arris Group Inc.*                                           4,250         74,757
Cisco Systems, Inc.*                                       12,900        359,265
Harris Corp.                                                2,400        130,920
Motorola, Inc.                                              9,337        165,265
Nokia Oyj ADR                                               5,557        156,207
QUALCOMM Inc.                                               2,500        108,475
                                                                      ----------
                                                                         994,889

COMPUTER & PERIPHERALS--2.10%
EMC Corp.                                                   4,626         83,731
Hewlett-Packard Co.                                         5,787        258,216
International Business Machines Corp.                       1,000        105,250
                                                                      ----------
                                                                         447,197

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.23%
Agilent Technologies, Inc.*                                 1,265         48,627

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.83%
Analog Devices, Inc.                                        2,154         81,077
Intel Corp.                                                10,000        237,600
KLA-Tencor Corp.                                            1,743         95,778
Linear Technology Corp.                                     2,222         80,392
Marvell Technology Group Ltd.*                              2,650         48,257
Maxim Integrated Products, Inc.                             1,743         58,234
                                                                      ----------
                                                                         601,338
SOFTWARE--2.47%
Electronic Arts Inc.*                                       1,700         80,444
Intuit Inc.*                                                3,490        104,979
Microsoft Corp.                                             5,000        147,350
Oracle Corp.*                                               9,789        192,941
                                                                      ----------
                                                                         525,714
                                                                      ----------
            TOTAL INFORMATION TECHNOLOGY--12.31%                       2,617,765
                                                                      ----------

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)

COMMON STOCK                                                 SHARES      VALUE

MATERIALS--

CHEMICALS--1.62%
Dow Chemical Co. (The)                                        1,400    $    61,908
PPG Industries, Inc.                                          3,622        275,670
Tronox Inc. (Class B)                                           437          6,140
                                                                       -----------
                                                                           343,718

CONTAINERS & PACKAGING--0.58%
Sealed Air Corp.                                              4,000        124,080
                                                                       -----------
            TOTAL MATERIALS--2.20%                                         467,798
                                                                       -----------
TELECOMMUNICATION SERVICES--

DIVERSIFIED TELECOMMUNICATION SERVICES--1.62%
Sprint Nextel Corp.                                           6,533        135,298
Verizon Communications Inc.                                   5,056        208,156
                                                                       -----------
                                                                           343,454
                                                                       -----------
            TOTAL TELECOMMUNICATION SERVICES--1.62%                        343,454
                                                                       -----------
UTILITIES--

ELECTRIC UTILITIES--1.38%
Ameren Corp.                                                  1,778         87,140
Dominion Resources, Inc. / VA                                   750         64,732
Exelon Corp.                                                  1,334         96,848
Wisconsin Energy Corp.                                        1,000         44,230
                                                                       -----------
                                                                           292,950

GAS UTILITIES--1.05%
El Paso Corp.                                                 9,481        163,358
Sempra Energy                                                 1,000         59,230
                                                                       -----------
                                                                           222,588
                                                                       -----------
            TOTAL UTILITIES--2.43%                                         515,538
                                                                       -----------
            TOTAL COMMON STOCK--90.89%
            (Cost $15,485,443)                                          19,321,661
                                                                       -----------

COMMERCIAL PAPER                                             FACE
                                                            AMOUNT
FINANCIALS--

DIVERSIFIED FINANCIAL SERVICES--2.43%
UBS Finance, 5.32%, 07/03/07                               $517,000        516,771
                                                                       -----------
            TOTAL FINANCIALS--2.43%                                        516,771
                                                                       -----------

UTILITIES--
ELECTRIC UTILITIES--6.70%
Hawaiian Electric Co., 5.47%, 07/02/07                      635,000        634,807
Virginia Electric & Power Co., 5.47%,
  07/05/07                                                  789,000        788,400
                                                                       -----------
                                                                         1,423,207
                                                                       -----------
            TOTAL UTILITIES--6.70%                                       1,423,207
                                                                       -----------
            TOTAL COMMERCIAL PAPER--9.13%
            (Cost $1,939,978)                                            1,939,978
                                                                       -----------
            TOTAL INVESTMENTS--100.02%
            (Cost $17,425,421)                                          21,261,639
            LIABILITIES IN EXCESS OF OTHER ASSETS--(0.02)%                  (3,411)
                                                                       -----------
            NET ASSETS--100.00%                                        $21,258,228
                                                                       ===========

*--Non-income producing security

ABBREVIATIONS
ADR--American Depositary Receipt
SPDR--Standard & Poor's Depositary Receipt

See notes to financial statements.

--------------------------------------
SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

[PIE CHART]

 8.18%      CONSUMER DISCRETIONARY
 4.79%      CONSUMER STAPLES
11.31%      ENERGY
 9.18%      EXCHANGE TRADED FUNDS
19.18%      FINANCIALS
11.38%      HEALTH CARE
10.74%      INDUSTRIALS
12.31%      INFORMATION TECHNOLOGY
 2.20%      MATERIALS
 1.61%      TELECOMMUNICATION SERVICES
 9.12%      UTILITIES

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

ASSETS
Investments in securities, at value (Cost $17,425,421)              $ 21,261,639
Cash and cash equivalents                                                    591
Prepaid expenses                                                             676
Receivable for:
  Dividends                                                               18,636
  Expense reimbursement                                                    1,190
                                                                    ------------
            TOTAL ASSETS                                              21,282,732
                                                                    ------------
LIABILITIES
Capital stock reacquired                                                   3,374
Payable to investment adviser for fund expenses                            4,350
Accrued:
  Investment advisory fees                                                 8,500
  Administrative service fees                                              4,250
Other liabilities                                                          4,030
                                                                    ------------
            TOTAL LIABILITIES                                             24,504
                                                                    ------------
            NET ASSETS                                              $ 21,258,228
                                                                    ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
  Capital (par value and additional paid-in)                        $ 17,200,590
  Undistributed net investment income                                    119,150
  Accumulated net realized gain (loss) on investments                    102,270
  Net unrealized appreciation of investments                           3,836,218
                                                                    ------------
            NET ASSETS                                              $ 21,258,228
                                                                    ============
SHARES OUTSTANDING ($.01 par value per share)                         11,759,047
                                                                    ============
NET ASSET VALUE                                                     $       1.81
                                                                    ============
SHARES AUTHORIZED                                                    115,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $1,689)                   $   152,006
Interest                                                                 55,821
                                                                    -----------
            TOTAL INVESTMENT INCOME                                     207,827
                                                                    -----------
EXPENSES
Investment advisory fees                                                 51,459
Administrative service fees                                              25,730
Professional fees                                                         5,220
Custody and transaction fees                                              7,072
Directors' fees and expenses                                              1,440
Compliance expenses                                                       1,573
Qualification fees                                                          345
Insurance expenses                                                        3,827
                                                                    -----------
            TOTAL EXPENSES                                               96,666
            LESS EXPENSES REIMBURSED                                     (7,989)
                                                                    -----------
            NET EXPENSES                                                 88,677
                                                                    -----------
INVESTMENT INCOME (LOSS)--NET                                           119,150
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                               102,270
  Change in unrealized appreciation of investments                    1,226,582
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                        1,328,852
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $ 1,448,002
                                                                    ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

                                                                      (UNAUDITED)
                                                                      SIX MONTHS       YEAR ENDED
                                                                    ENDED JUNE 30,    DECEMBER 31,
                                                                    --------------    ------------
                                                                         2007             2006
                                                                    --------------    ------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income (loss)--net                                      $    119,150     $    222,536
  Net realized gain (loss) on investments                                 102,270        2,425,838
  Change in unrealized appreciation of investments                      1,226,582         (354,110)
                                                                     ------------     ------------
  Net increase (decrease) in net assets resulting from operations       1,448,002        2,294,264
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                       --         (222,536)
  Capital gains                                                                --         (751,070)
                                                                     ------------     ------------
  Total distributions to shareholders                                          --         (973,606)
CAPITAL SHARE TRANSACTIONS--NET                                          (349,902)         340,445
                                                                     ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 1,098,100        1,661,103
NET ASSETS
  Beginning of period                                                  20,160,128       18,499,025
                                                                     ------------     ------------
  End of period                                                      $ 21,258,228     $ 20,160,128
                                                                     ============     ============
Undistributed net investment income                                  $    119,150     $         --
                                                                     ============     ============

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods indicated.

GROWTH PORTFOLIO

                                                            (UNAUDITED)
                                                            SIX MONTHS
                                                               ENDED
                                                              JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                              -------      -------------------------------------------------------
                                                                2007         2006        2005        2004        2003        2002
                                                              -------      -------     -------     -------     -------     -------
Net asset value, beginning of period                          $  1.69      $  1.57     $  1.54     $  1.45     $  1.15     $  1.60
Income (loss) from investment operations
  Investment income--net                                         0.01         0.02        0.02        0.02        0.01        0.01
  Net realized and unrealized gain (loss) on investments         0.11         0.19        0.03        0.09        0.30       (0.45)
                                                              -------      -------     -------     -------     -------     -------
    Total from investment operations                             0.12         0.21        0.05        0.11        0.31       (0.44)
Less distributions
  Investment income--net                                         0.00        (0.02)      (0.02)      (0.02)      (0.01)      (0.01)
  Capital gains                                                  0.00        (0.07)       0.00        0.00        0.00        0.00
                                                              -------      -------     -------     -------     -------     -------
    Total distributions                                          0.00        (0.09)      (0.02)      (0.02)      (0.01)      (0.01)
                                                              -------      -------     -------     -------     -------     -------
Net asset value, end of period                                $  1.81      $  1.69     $  1.57     $  1.54     $  1.45     $  1.15
                                                              =======      =======     =======     =======     =======     =======
Total return                                                     7.10%**     13.09%       3.13%       7.45%      27.07%     (27.61)%
                                                              =======      =======     =======     =======     =======     =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $21,258      $20,160     $18,499     $18,517     $16,699     $13,099
Ratio of expenses with reimbursement to average
  net assets (1)                                                 0.87%*       0.87%       0.87%       0.87%       0.87%       0.87%
Ratio of expenses without reimbursement to average
  net assets                                                     0.94%*       0.96%       0.96%       0.90%       0.93%       0.94%
Ratio of net investment income (loss) to average net assets      1.16%*       1.17%       1.16%       1.24%       0.90%       0.62%
Portfolio turnover rate                                          3.05%       93.06%      34.92%       1.23%      30.15%     108.13%

*     Ratios annualized
**    Returns are not annualized
(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.87% on the Growth Portfolio until April 30, 2008.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO

COMMON STOCK                                                SHARES       VALUE

CONSUMER DISCRETIONARY--

HOTELS, RESTAURANTS & LEISURE--0.64%
McDonald's Corp.                                             3,100    $  157,356

HOUSEHOLD DURABLES--1.98%
Newell Rubbermaid Inc.                                       3,969       116,808
Stanley Works (The)                                          3,531       214,332
Tupperware Brands Corp.                                      5,517       158,559
                                                                      ----------
                                                                         489,699

MEDIA--0.51%
CBS Corp. (Class B)                                          3,800       126,616

SPECIALTY RETAIL--1.13%
Limited Brands, Inc.                                         7,057       193,715
TJX Companies, Inc. (The)                                    2,725        74,937
TravelCenters of America LLC*                                  250        10,112
                                                                      ----------
                                                                         278,764
                                                                      ----------
            TOTAL CONSUMER DISCRETIONARY--4.26%                        1,052,435
                                                                      ----------

CONSUMER STAPLES--

BEVERAGES--2.02%
Coca-Cola Co. (The)                                          4,965       259,719
PepsiCo, Inc.                                                3,700       239,945
                                                                      ----------
                                                                         499,664

FOOD PRODUCTS--3.25%
Bunge Limited                                                2,000       169,000
ConAgra Foods, Inc.                                          8,000       214,880
H.J. Heinz Co.                                               3,641       172,838
Kraft Foods Inc. (Class-A)                                     692        24,393
McCormick & Co., Inc.                                        3,420       130,576
Sensient Technologies Corp.                                  3,533        89,703
                                                                      ----------
                                                                         801,390

FOOD & STAPLES RETAILING--2.08%
SUPERVALU INC.                                               3,800       176,016
Wal-Mart Stores, Inc.                                        7,000       336,770
                                                                      ----------
                                                                         512,786

HOUSEHOLD PRODUCTS--1.43%
Kimberly-Clark Corp.                                         2,537       169,700
Procter & Gamble Co. (The)                                   3,001       183,631
                                                                      ----------
                                                                         353,331

PERSONAL PRODUCTS--1.32%
Alberto-Culver Co.                                           2,200        52,184
Avon Products, Inc.                                          3,725       136,894
Colgate-Palmolive Co.                                        1,800       116,730
Sally Beauty Holdings, Inc.*                                 2,200        19,800
                                                                      ----------
                                                                         325,608

TOBACCO--0.81%
Altria Group, Inc.                                           1,000        70,140
Reynolds American Inc.                                       2,000       130,400
                                                                      ----------
                                                                         200,540
                                                                      ----------
            TOTAL CONSUMER STAPLES--10.91%                             2,693,319
                                                                      ----------
ENERGY--

ENERGY EQUIPMENT & SERVICES--2.89%
Boardwalk Pipeline Partners, LP                              6,000       212,880
Schlumberger Ltd.                                            3,300       280,302
Weatherford International Ltd.*                              4,000       220,960
                                                                      ----------
                                                                         714,142
OIL, GAS & CONSUMABLE FUELS--11.88%
Anadarko Petroleum Corp.                                     6,086       316,411
                                                                      ----------
BP PLC ADR                                                   3,310       238,783
Chevron Corp.                                                7,003       589,933
Enterprise Products Partners L.P.                            2,096        66,674
Exxon Mobil Corp.                                           10,500       880,740
Natural Resource Partners L.P.                               8,000       304,320
Plains All American Pipeline, L.P.                           2,400       152,760
Royal Dutch Shell PLC ADR                                    3,419       277,623
Spectra Energy Corp.                                         4,050       105,138
                                                                      ----------
                                                                       2,932,382
                                                                      ----------
            TOTAL ENERGY--14.77%                                       3,646,524
                                                                      ----------

FINANCIALS--

COMMERCIAL BANKS--11.21%
Bank of America Corp.                                        9,928       485,380
Comerica Inc.                                                4,000       237,880
Fifth Third Bancorp                                          5,800       230,666
IndyMac Bancorp, Inc.                                        2,900        84,593
KeyCorp                                                      3,311       113,667
National City Corp.                                          6,500       216,580
PNC Financial Services Group, Inc.                           3,900       279,162
Regions Financial Corp.                                      3,433       113,632
TrustCo Bank Corp. NY                                       18,200       179,816
U.S. Bancorp                                                11,000       362,450
Washington Mutual, Inc.                                      2,648       112,911
Wells Fargo & Co.                                           10,000       351,700
                                                                      ----------
                                                                       2,768,437

DIVERSIFIED FINANCIAL SERVICES--7.99%
Allied Capital Corp.                                         4,085       126,472
Charles Schwab Corp. (The)                                   6,425       131,841
Citigroup Inc.                                              12,000       615,480
Colonial Properties Trust                                    2,350        85,657
JPMorgan Chase & Co.                                         6,500       314,925

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO, CONTINUED

COMMON STOCK                                              SHARES        VALUE

New York Community Bancorp, Inc.                          12,000      $  204,240
Principal Financial Group, Inc.                            3,529         205,705
Weingarten Realty Investors                                7,000         287,700
                                                                      ----------
                                                                       1,972,020

INSURANCE--3.48%
Allstate Corp. (The)                                       2,427         149,285
Aspen Insurance Holdings Ltd.                              4,425         124,210
Prudential Financial, Inc.                                 2,150         209,044
RenaissanceRe Holdings Ltd.                                2,275         141,027
St. Paul Travelers Companies, Inc. (The)                   4,393         235,026
                                                                      ----------
                                                                         858,592

REAL ESTATE INVESTMENT TRUSTS--5.90%
BRE Properties, Inc.                                       1,750         103,757
Duke Realty Corp.                                          2,650          94,525
General Growth Properties, Inc.                            2,050         108,548
Health Care Property Investors, Inc.                       9,400         271,942
Health Care REIT, Inc.                                     2,850         115,026
Hospitality Properties Trust                               2,500         103,725
Liberty Property Trust                                     2,400         105,432
Mack-Cali Realty Corp.                                     5,000         217,450
National Retail Properties Inc.                            4,950         108,207
Plum Creek Timber Co., Inc.                                5,500         229,130
                                                                      ----------
                                                                       1,457,742
                                                                      ----------
            TOTAL FINANCIALS--28.58%                                   7,056,791
                                                                      ----------
HEALTH CARE--

BIOTECHNOLOGY--0.55%
Genzyme Corp.*                                               950          61,180
Gilead Sciences, Inc.*                                     1,900          73,663
                                                                      ----------
                                                                         134,843

HEALTH CARE PROVIDERS & SERVICES--0.68%
DaVita, Inc.*                                              1,025          55,227
LTC Properties, Inc.                                       5,000         113,750
                                                                      ----------
                                                                         168,977

HEALTH EQUIPMENT & SUPPLIES--0.16%
Advanced Medical Optics, Inc.*                             1,125          39,240

PHARMACEUTICALS--7.68%
Abbott Laboratories                                        4,800         257,040
Eli Lilly & Co.                                            4,150         231,902
Johnson & Johnson                                          7,000         431,340
Merck & Co. Inc.                                           5,847         291,181
Pfizer Inc.                                               16,481         421,419
Wyeth                                                      4,575         262,330
                                                                      ----------
                                                                       1,895,212
                                                                      ----------
            TOTAL HEALTH CARE--9.07%                                   2,238,272
                                                                      ----------

INDUSTRIALS--

AEROSPACE & DEFENSE--0.89%
United Technologies Corp.                                  3,100         219,883

COMMERCIAL SERVICES & SUPPLIES--2.28%
Deluxe Corp.                                               3,000         121,830
ServiceMaster Co. (The)                                    9,600         148,416
Sovran Self Storage, Inc.                                  4,400         211,904
Standard Register Co. (The)                                7,000          79,800
                                                                      ----------
                                                                         561,950

INDUSTRIAL CONGLOMERATES--4.48%
3M Co.                                                     1,986         172,365
General Electric Co.                                      20,956         802,196
Tyco International Ltd.                                    3,900         131,781
                                                                      ----------
                                                                       1,106,342

ROAD & RAIL--0.53%
Burlington Northern Santa Fe Corp.                         1,550         131,967
                                                                      ----------
            TOTAL INDUSTRIALS--8.18%                                   2,020,142
                                                                      ----------

INFORMATION TECHNOLOGY--

COMMUNICATIONS EQUIPMENT--0.79%
Harris Corp.                                               2,700         147,285
Nokia Oyj ADR                                              1,700          47,787
                                                                      ----------
                                                                         195,072

INTERNET SOFTWARE & SERVICES--0.51%
StarTek, Inc.                                             11,600         125,164

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.80%
Intel Corp.                                                8,375         198,990

SOFTWARE--0.70%
Microsoft Corp.                                            5,850         172,399
                                                                      ----------
            TOTAL INFORMATION TECHNOLOGY--2.80%                          691,625
                                                                      ----------

MATERIALS--

CHEMICALS--1.36%
Dow Chemical Co. (The)                                     3,088         136,551
E. I. du Pont de Nemours and Co.                           2,096         106,561
PPG Industries, Inc.                                       1,215          92,474
                                                                      ----------
                                                                         335,586

METALS & MINING--0.56%
Alcoa Inc.                                                 3,420         138,613

PAPER & FOREST PRODUCTS--1.00%
International Paper Co.                                    1,600          62,480
Potlatch Corp.                                             4,300         185,115
                                                                      ----------
                                                                         247,595
                                                                      ----------
            TOTAL MATERIALS--2.92%                                       721,794
                                                                      ----------

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO, CONTINUED

COMMON STOCK                                                SHARES       VALUE

TELECOMMUNICATION SERVICES--

DIVERSIFIED TELECOMMUNICATION SERVICES--6.73%
AT&T Inc.                                                     4,743   $   196,834
ALLTEL Corp.                                                  1,875       126,656
Citizens Communications Co.                                  34,000       519,180
FairPoint Communications, Inc.                               16,100       285,775
Verizon Communications Inc.                                   9,969       410,424
Windstream Corp.                                              8,225       121,401
                                                                      -----------
                                                                        1,660,270
                                                                      -----------
            TOTAL TELECOMMUNICATION SERVICES--6.73%                     1,660,270
                                                                      -----------
UTILITIES--

ELECTRIC UTILITIES--6.58%
Ameren Corp.                                                  3,088       151,343
Consolidated Edison, Inc.                                     4,900       221,088
DTE Energy Co.                                                5,200       250,744
Duke Energy Co.                                               8,100       148,230
Integrys Energy Group, Inc.                                   5,115       259,484
Pinnacle West Capital Corp.                                   5,400       215,190
Progress Energy, Inc.                                         5,200       237,068
Southern Co.                                                  1,875        64,294
Xcel Energy, Inc.                                             3,800        77,786
                                                                      -----------
                                                                        1,625,227

GAS UTILITIES--1.87%
NiSource Inc.                                                10,900       225,739
Nicor Inc.                                                    5,500       236,060
                                                                      -----------
                                                                          461,799
                                                                      -----------
            TOTAL UTILITIES--8.45%                                      2,087,026
                                                                      -----------
            TOTAL COMMON STOCK--96.67%
            (Cost $19,669,104)                                         23,868,198
                                                                      -----------

COMMERCIAL PAPER                                             FACE
                                                            AMOUNT

UTILITIES--

ELECTRIC UTILITIES--3.14%
Hawaiian Electric Co., 5.47%, 07/02/07                     $775,000       774,764
                                                                      -----------
            TOTAL UTILITIES--3.14%                                        774,764
                                                                      -----------
            TOTAL COMMERCIAL PAPER--3.14%
            (Cost $774,764)                                               774,764
                                                                      -----------
            TOTAL INVESTMENTS--99.81%
            (Cost $20,443,868)                                         24,642,962
            CASH AND OTHER ASSETS, LESS LIABILITIES--0.19%                 47,016
                                                                      -----------
            NET ASSETS--100.00%                                       $24,689,978
                                                                      ===========

*--Non-income producing security

ABBREVIATIONS
ADR--American Depositary Receipt

See notes to financial statements.

--------------------------------------
SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

[PIE CHART]

 4.27%      CONSUMER DISCRETIONARY
10.93%      CONSUMER STAPLES
14.80%      ENERGY
28.63%      FINANCIALS
 9.08%      HEALTH CARE
 8.20%      INDUSTRIALS
 2.81%      INFORMATION TECHNOLOGY
 2.93%      MATERIALS
 6.74%      TELECOMMUNICATION SERVICES
11.61%      UTILITIES

STATEMENT OF  ASSETS AND LIABILITIES  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO

ASSETS
Investments in securities, at value (Cost $20,443,868)              $ 24,642,962
Cash and cash equivalents                                                 19,213
Prepaid expenses                                                             799
Receivable for:
  Dividends                                                               50,018
  Expense reimbursement                                                    2,375
                                                                    ------------
            TOTAL ASSETS                                              24,715,367
                                                                    ------------
LIABILITIES
Capital stock reacquired                                                   1,903
Payable to investment adviser for fund expenses                            4,471
Accrued:
  Investment advisory fees                                                 9,947
  Administrative service fees                                              4,974
Other liabilities                                                          4,094
                                                                    ------------
            TOTAL LIABILITIES                                             25,389
                                                                    ------------
            NET ASSETS                                              $ 24,689,978
                                                                    ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
  Capital (par value and additional paid-in)                        $ 19,863,440
  Undistributed net investment income                                    358,266
  Accumulated net realized gain (loss) on investments                    269,178
  Net unrealized appreciation of investments                           4,199,094
                                                                    ------------
            NET ASSETS                                              $ 24,689,978
                                                                    ============
SHARES OUTSTANDING ($.01 par value per share)                         13,257,094
                                                                    ============
NET ASSET VALUE                                                     $       1.86
                                                                    ============
SHARES AUTHORIZED                                                    120,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $762)                       $ 430,971
Interest                                                                 24,923
                                                                      ---------
            TOTAL INVESTMENT INCOME                                     455,894
                                                                      ---------
EXPENSES
Investment advisory fees                                                 61,609
Administrative service fees                                              30,804
Professional fees                                                         5,220
Custody and transaction fees                                              6,908
Directors' fees and expenses                                              1,440
Compliance expenses                                                       1,847
Qualification fees                                                          345
Insurance expenses                                                        4,543
                                                                      ---------
            TOTAL EXPENSES                                              112,716
            LESS EXPENSES REIMBURSED                                    (15,088)
                                                                      ---------
            NET EXPENSES                                                 97,628
                                                                      ---------
INVESTMENT INCOME (LOSS)--NET                                           358,266
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                               269,178
  Change in unrealized appreciation of investments                      271,744
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS                                          540,922
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $ 899,188
                                                                      =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO

                                                                      (UNAUDITED)
                                                                      SIX MONTHS       YEAR ENDED
                                                                    ENDED JUNE 30,    DECEMBER 31,
                                                                    --------------    ------------
                                                                         2007             2006
                                                                    --------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income (loss)--net                                      $    358,266     $    740,622
  Net realized gain (loss) on investments                                 269,178        1,699,674
  Change in unrealized appreciation of investments                        271,744        1,437,345
                                                                     ------------     ------------
  Net increase (decrease) in net assets resulting from operations         899,188        3,877,641
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                       --         (740,622)
  Capital gains                                                                --       (1,699,632)
                                                                     ------------     ------------
  Total distributions to shareholders                                          --       (2,440,254)
CAPITAL SHARE TRANSACTIONS--NET                                          (641,891)         309,232
                                                                     ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   257,297        1,746,619
NET ASSETS
  Beginning of period                                                  24,432,681       22,686,062
                                                                     ------------     ------------
  End of period                                                      $ 24,689,978     $ 24,432,681
                                                                     ============     ============
Undistributed net investment income                                  $    358,266     $         --
                                                                     ============     ============

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods indicated.

EQUITY INCOME PORTFOLIO

                                                            (UNAUDITED)
                                                            SIX MONTHS
                                                               ENDED
                                                              JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                              -------      -------------------------------------------------------
                                                                2007         2006        2005        2004        2003        2002
                                                              -------      -------     -------     -------     -------     -------
Net asset value, beginning of period                          $  1.80      $  1.69     $  1.72     $  1.60     $  1.30     $  1.61
Income (loss) from investment operations
  Investment income--net                                         0.03         0.06        0.03        0.03        0.02        0.02
  Net realized and unrealized gain (loss) on investments         0.03         0.25        0.01        0.12        0.30       (0.25)
                                                              -------      -------     -------     -------     -------     -------
    Total from investment operations                             0.06         0.31        0.04        0.15        0.32       (0.23)
Less distributions
  Investment income--net                                         0.00        (0.06)      (0.03)      (0.03)      (0.02)      (0.02)
  Capital gains                                                  0.00        (0.14)      (0.04)       0.00        0.00       (0.06)
                                                              -------      -------     -------     -------     -------     -------
    Total distributions                                          0.00        (0.20)      (0.07)      (0.03)      (0.02)      (0.08)
                                                              -------      -------     -------     -------     -------     -------
Net asset value, end of period                                $  1.86      $  1.80     $  1.69     $  1.72     $  1.60     $  1.30
                                                              =======      =======     =======     =======     =======     =======
Total return                                                     3.33%**     18.30%       2.28%       9.31%      24.73%     (14.14)%
                                                              =======      =======     =======     =======     =======     =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $24,690      $24,433     $22,686     $23,341     $20,958     $17,183
Ratio of expenses with reimbursement to average
  net assets (1)                                                 0.79%*       0.79%       0.79%       0.79%       0.79%       0.85%
Ratio of expenses without reimbursement to average
  net assets                                                     0.91%*       0.93%       0.93%       0.87%       0.89%       0.91%
Ratio of net investment income (loss) to average net assets      2.90%*       3.23%       1.64%       1.79%       1.49%       1.41%
Portfolio turnover rate                                          3.52%       54.68%      25.57%       5.33%      24.22%      32.23%

*     Ratios annualized
**    Returns are not annualized
(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.79% on the Equity Income Portfolio until April 30, 2008.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

COMMON STOCK                                                 SHARES      VALUE

CONSUMER DISCRETIONARY--

AUTOMOBILES--0.32%
PACCAR Inc.                                                     750   $   65,280

HOTELS, RESTAURANTS & LEISURE--1.16%
Host Hotels & Resorts Inc.                                    1,164       26,912
McDonald's Corp.                                              1,325       67,257
Starwood Hotels & Resorts Worldwide, Inc.                     1,902      127,567
Wyndham Worldwide Corp.*                                        460       16,680
                                                                      ----------
                                                                         238,416

HOUSEHOLD DURABLES--0.76%
Newell Rubbermaid Inc.                                        1,897       55,829
Stanley Works (The)                                           1,661      100,823
                                                                      ----------
                                                                         156,652

MEDIA--1.53%
CBS Corp. (Class B)                                             891       29,688
Citadel Broadcasting Corp.                                      365        2,353
Time Warner Inc.                                              4,041       85,023
Viacom Inc. (Class B)*                                          891       37,092
Walt Disney Co. (The)                                         4,750      162,165
                                                                      ----------
                                                                         316,321

MULTILINE RETAIL--0.83%
Kohl's Corp.*                                                   474       33,668
J.C. Penney Co., Inc.                                         1,068       77,302
Target Corp.                                                    950       60,420
                                                                      ----------
                                                                         171,390

SPECIALTY RETAIL--1.33%
Limited Brands, Inc.                                          3,803      104,392
Lowe's Companies, Inc.                                        2,852       87,528
TJX Companies, Inc. (The)                                     2,000       55,000
Urban Outfitters, Inc.*                                        1125       27,034
                                                                      ----------
                                                                         273,954
                                                                      ----------
            TOTAL CONSUMER DISCRETIONARY--5.93%                        1,222,013
                                                                      ----------

CONSUMER STAPLES--

BEVERAGES--1.29%
Coca-Cola Co. (The)                                           2,732      142,911
International Flavors & Fragrances Inc.                         400       20,856
PepsiCo, Inc.                                                 1,600      103,760
                                                                      ----------
                                                                         267,527

FOOD PRODUCTS--1.60%
Bunge Limited                                                   850       71,825
H.J. Heinz Co.                                                1,307       62,043
McCormick & Co., Inc.                                         2,615       99,841
Sensient Technologies Corp.                                   3,800       96,482
                                                                      ----------
                                                                         330,191

FOOD & STAPLES RETAILING--1.06%
SUPERVALU INC.                                                1,600       74,112
Wal-Mart Stores, Inc.                                         3,000      144,330
                                                                      ----------
                                                                         218,442

HOUSEHOLD PRODUCTS--0.98%
Kimberly-Clark Corp.                                          1,187       79,398
Procter & Gamble Co. (The)                                    2,000      122,380
                                                                      ----------
                                                                         201,778

PERSONAL PRODUCTS--0.68%
Alberto-Culver Co.                                              925       21,941
Avon Products, Inc.                                           1,600       58,800
Colgate-Palmolive Co.                                           775       50,259
Sally Beauty Holdings, Inc.*                                    925        8,325
                                                                      ----------
                                                                         139,325
                                                                      ----------
            TOTAL CONSUMER STAPLES--5.61%                              1,157,263
                                                                      ----------

ENERGY--

ENERGY EQUIPMENT & SERVICES--0.94%
Schlumberger Ltd.                                             1,188      100,909
Weatherford International Ltd.*                               1,662       91,809
                                                                      ----------
                                                                         192,718

OIL, GAS & CONSUMABLE FUELS--5.15%
Anadarko Petroleum Corp.                                      1,664       86,511
BP PLC ADR                                                    2,410      173,857
Chevron Corp.                                                 3,607      303,854
Exxon Mobil Corp.                                             5,938      498,079
                                                                      ----------
                                                                       1,062,301
                                                                      ----------
            TOTAL ENERGY--6.09%                                        1,255,019
                                                                      ----------

FINANCIALS--

COMMERCIAL BANKS--3.78%
Bank of America Corp.                                         5,000      244,450
PNC Financial Services Group, Inc.                            2,850      204,003
U.S. Bancorp                                                  3,445      113,513
Wachovia Corp.                                                1,781       91,276
Wells Fargo & Co.                                             3,562      125,276
                                                                      ----------
                                                                         778,518

DIVERSIFIED FINANCIAL SERVICES--4.91%
Allied Capital Corp.                                          1,775       54,954
Bear Stearns Companies Inc. (The)                               400       56,000
Charles Schwab Corp. (The)                                    2,950       60,534
Citigroup Inc.                                                6,533      335,078
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.              1,901      115,391
Goldman Sachs Group, Inc. (The)                                 475      102,956
JPMorgan Chase & Co.                                          1,205       58,382
Morgan Stanley                                                2,732      229,160
                                                                      ----------
                                                                       1,012,455

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                                               SHARES        VALUE

INSURANCE--3.31%
Allstate Corp. (The)                                          951     $   58,496
American International Group, Inc.                          2,587        181,168
Aspen Insurance Holdings Ltd.                               2,050         57,544
Genworth Financial Inc. (Class A)                           2,800         96,320
Prudential Financial, Inc.                                  2,137        207,781
RenaissanceRe Holdings Ltd.                                 1,050         65,090
Travelers Companies, Inc. (The)                               290         15,515
                                                                      ----------
                                                                         681,914
                                                                      ----------
            TOTAL FINANCIALS--12.00%                                   2,472,887
                                                                      ----------

HEALTH CARE--

BIOTECHNOLOGY--0.44%
Amgen Inc.*                                                   600         33,174
Genzyme Corp.*                                                400         25,760
Gilead Sciences, Inc.*                                        800         31,016
                                                                      ----------
                                                                          89,950

HEALTH CARE PROVIDERS & SERVICES--0.36%
DaVita, Inc.*                                                 425         22,899
Patterson Companies Inc.*                                   1,400         52,178
                                                                      ----------
                                                                          75,077

HEALTH EQUIPMENT & SUPPLIES--0.94%
Advanced Medical Optics, Inc.*                                475         16,568
Beckman Coulter, Inc.                                       1,070         69,208
Biomet, Inc.                                                1,200         54,864
Zimmer Holdings, Inc.*                                        631         53,566
                                                                      ----------
                                                                         194,206

PHARMACEUTICALS--5.49%
Abbott Laboratories                                         2,150        115,132
Allergan, Inc.                                              1,424         82,079
Endo Pharmaceuticals Holdings Inc.*                           900         30,807
Eli Lilly & Co.                                             1,925        107,569
Johnson & Johnson                                           4,395        270,820
Merck & Co. Inc.                                            2,615        130,227
Pfizer Inc.                                                10,804        276,258
Wyeth                                                       2,050        117,547
                                                                      ----------
                                                                       1,130,439
                                                                      ----------
            TOTAL HEALTH CARE--7.23%                                   1,489,672
                                                                      ----------

INDUSTRIALS--

AEROSPACE & DEFENSE--0.92%
General Dynamics Corp.                                        600         46,932
Goodrich Corp.                                                945         56,284
L-3 Communications Holdings, Inc.                             400         38,956
Northrop Grumman Corp.                                        600         46,722
                                                                      ----------
                                                                         188,894

AIR FREIGHT & LOGISTICS--0.23%
FedEx Corp.                                                   425         47,162

COMMERCIAL SERVICES & SUPPLIES--0.61%
Avis Budget Group, Inc.                                       230          6,539
Cintas Corp.                                                  900         35,487
R. R. Donnelley & Sons Co.                                  1,000         43,510
Equifax Inc.                                                  900         39,978
                                                                      ----------
                                                                         125,514

INDUSTRIAL CONGLOMERATES--2.24%
3M Co.                                                      1,000         86,790
General Electric Co.                                        8,300        317,724
Tyco International Ltd.                                     1,700         57,443
                                                                      ----------
                                                                         461,957

MACHINERY--1.57%
Caterpillar Inc.                                              500         39,150
Danaher Corp.                                                 634         47,867
Dover Corp.                                                   800         40,920
Eaton Corp.                                                   500         46,500
Illinois Tool Works Inc.                                      950         51,480
Ingersoll-Rand Co. Ltd. (Class-A)                             900         49,338
Parker Hannifin Corp.                                         500         48,955
                                                                      ----------
                                                                         324,210

ROAD & RAIL--0.29%
Burlington Northern Santa Fe Corp.                            700         59,598

TRADING COMPANIES & DISTRIBUTORS--0.22%
W.W. Grainger, Inc.                                           500         46,525

TRANSPORTATION INFRASTRUCTURE--0.21%
Ryder System, Inc.                                            800         43,040
                                                                      ----------
            TOTAL INDUSTRIALS--6.29%                                   1,296,900
                                                                      ----------

INFORMATION TECHNOLOGY--

COMMUNICATIONS EQUIPMENT--1.93%
Arris Group Inc.*                                           2,000         35,180
Cisco Systems, Inc.*                                        5,586        155,570
Harris Corp.                                                1,200         65,460
Motorola, Inc.                                              3,092         54,728
Nokia Oyj ADR                                               3,087         86,776
                                                                      ----------
                                                                         397,714

COMPUTER & PERIPHERALS--2.09%
Dell Inc.*                                                  5,907        168,645
EMC Corp.                                                   5,000         90,500
Electronics for Imaging, Inc.*                              1,000         28,220
Hewlett-Packard Co.                                         3,210        143,230
                                                                      ----------
                                                                         430,595

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.15%
Agilent Technologies, Inc.*                                   800         30,752

IT SERVICES--0.11%
Global Payments Inc.                                          550         21,807

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                                                SHARES         VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.02%
Intel Corp.                                                  6,057   $   143,914
Linear Technology Corp.                                        593        21,455
Texas Instruments Inc.                                       1,188        44,704
                                                                     -----------
                                                                         210,073

SOFTWARE--2.25%
Electronic Arts Inc.*                                          714        33,786
Microsoft Corp.                                             11,282       332,481
Oracle Corp.*                                                4,988        98,313
                                                                     -----------
                                                                         464,580
                                                                     -----------
            TOTAL INFORMATION TECHNOLOGY--7.55%                        1,555,521
                                                                     -----------

MATERIALS--

CHEMICALS--0.48%
Dow Chemical Co. (The)                                         707        31,264
Eastman Chemical Co.                                           300        19,299
PPG Industries, Inc.                                           413        31,433
Sigma-Aldrich Corp.                                            400        17,068
                                                                     -----------
                                                                          99,064

CONTAINERS & PACKAGING--0.08%
Ball Corp.                                                     300        15,951

METALS & MINING--0.33%
Freeport-McMoRan Copper & Gold, Inc.                           134        11,098
Nucor Corp.                                                    600        35,190
United States Steel Corp.                                      200        21,750
                                                                     -----------
                                                                          68,038

PAPER & FOREST PRODUCTS--0.26%
International Paper Co.                                        675        26,359
Louisiana-Pacific Corp.                                        500         9,460
MeadWestvaco Corp.                                             500        17,660
                                                                     -----------
                                                                          53,479
                                                                     -----------
            TOTAL MATERIALS--1.15%                                       236,532
                                                                     -----------

TELECOMMUNICATION SERVICES--

DIVERSIFIED TELECOMMUNICATION SERVICES--1.43%
ALLTEL Corp.                                                 1,069        72,211
Sprint Nextel Corp.                                          4,842       100,278
Verizon Communications Inc.                                  1,634        67,272
Windstream Corp.                                             3,675        54,243
                                                                     -----------
                                                                         294,004

WIRELESS TELECOMMUNICATION SERVICES--0.39%
Vodafone Group PLC ADR                                       2,392        80,443
                                                                     -----------
            TOTAL TELECOMMUNICATION SERVICES--1.82%                      374,447
                                                                     -----------

UTILITIES--

ELECTRIC UTILITIES--2.24%
Ameren Corp.                                                 1,782        87,336
CenterPoint Energy, Inc.                                     2,727        47,450
Constellation Energy Group                                   2,614       227,862
Exelon Corp.                                                   592        42,979
Southern Co.                                                   712        24,414
Wisconsin Energy Corp.                                         714        31,580
                                                                     -----------
                                                                         461,621
                                                                     -----------
            TOTAL UTILITIES--2.24%                                       461,621
                                                                     -----------
            TOTAL COMMON STOCK--55.91%
            (Cost $8,889,613)                                         11,521,875
                                                                     -----------

CORPORATE BONDS                                             FACE
                                                           AMOUNT

CONSUMER DISCRETIONARY--

AUTO COMPONENTS--0.49%
TRW Inc., 6.30%, 05/15/08 (a)                             $100,000       100,251

AUTOMOBILES--0.57%
DaimlerChrysler NA Hldg, 7.20%, 09/01/09                   115,000       118,691
                                                                     -----------
            TOTAL CONSUMER DISCRETIONARY--1.06%                          218,942
                                                                     -----------

CONSUMER STAPLES--

PERSONAL PRODUCTS--1.51%
Avon Products, Inc., 7.15%, 11/15/09                       300,000       311,077
                                                                     -----------
            TOTAL CONSUMER STAPLES--1.51%                                311,077
                                                                     -----------

FINANCIALS--

COMMERCIAL BANKS--1.18%
Washington Mutual, Inc., 4.20%, 01/15/10                   250,000       242,303

DIVERSIFIED FINANCIAL SERVICES--2.66%
General Electric Capital Co., 3.75%, 12/15/09              200,000       192,696
HSBC Finance Corp., 5.875%, 02/01/09                       250,000       251,705
Weingarten Realty Investors, 7.35%, 07/20/09               100,000       103,712
                                                                     -----------
                                                                         548,113
                                                                     -----------
            TOTAL FINANCIALS--3.84%                                      790,416
                                                                     -----------

INDUSTRIALS--

TRANSPORTATION INFRASTRUCTURE--0.96%
Hertz Corp., 7.40%, 03/01/11                               200,000       199,000
                                                                     -----------
            TOTAL INDUSTRIALS--0.96%                                     199,000
                                                                     -----------
            TOTAL CORPORATE BONDS--7.37%
            (Cost $1,525,073)                                          1,519,435
                                                                     -----------

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

U S GOVERNMENT AGENCY SECURITIES                              FACE
                                                             AMOUNT       VALUE

U S GOVERNMENT AGENCY SECURITIES--18.04%
Federal Farm Credit Bank, 4.15%, 11/30/09                   $200,000   $   195,209
Federal Home Loan Bank, 5.33%, 08/08/08                      500,000       499,553
Federal Home Loan Bank, 4.40%, 12/28/09                      350,000       343,279
Federal Home Loan Mortgage Corp., 5.125%, 10/24/07 (a)       500,000       499,561
Federal Home Loan Mortgage Corp., 3.25%, 11/02/07 (a)        500,000       496,497
Federal Home Loan Mortgage Corp., 3.06%, 07/15/08            500,000       488,911
Federal Home Loan Mortgage Corp., 5.27%, 10/12/10            700,000       695,308
Federal Home Loan Mortgage Corp., Pool # 360100,
  9.00%, 04/01/20                                              1,469         1,578
Federal National Mortgage Assoc., 4.75%, 08/25/08            500,000       497,070
                                                                       -----------
                                                                         3,716,966
                                                                       -----------
            TOTAL U S GOVERNMENT AGENCY SECURITIES--18.04%
            (Cost $3,734,632)                                            3,716,966
                                                                       -----------
            TOTAL BONDS AND NOTES--25.41%
            (Cost $5,259,705)                                            5,236,401
                                                                       -----------

COMMERCIAL PAPER

CONSUMER DISCRETIONARY--

MEDIA--1.88%
Walt Disney Co. (The), 5.38%, 07/03/07                       388,000       387,826
                                                                       -----------
            TOTAL CONSUMER DISCRETIONARY--1.88%                            387,826
                                                                       -----------

CONSUMER STAPLES--

FOOD PRODUCTS--4.52%
Kraft Foods Inc., 5.37%, 07/09/07                            932,000       930,749
                                                                       -----------
            TOTAL CONSUMER STAPLES--4.52%                                  930,749
                                                                       -----------

INFORMATION TECHNOLOGY--

ELECTRONIC EQUIPMENT & INSTRUMENTS--4.03%
Minnesota Mining & Manufacturing, 5.28%, 07/05/07            830,000       829,391
                                                                       -----------
            TOTAL INFORMATION TECHNOLOGY--4.03%                            829,391
                                                                       -----------

UTILITIES--

ELECTRIC UTILITIES--7.20%
Virginia Electric & Power, 5.36%, 07/02/07                   690,000       689,794
Wisconsin Electric Power Co., 5.32%, 07/06/07                795,000       794,295
                                                                       -----------
                                                                         1,484,089
                                                                       -----------
            TOTAL UTILITIES--7.20%                                       1,484,089
                                                                       -----------
            TOTAL COMMERCIAL PAPER--17.63%
            (Cost $3,632,055)                                            3,632,055
                                                                       -----------
            TOTAL INVESTMENTS--98.95%
            (Cost $17,781,373)                                          20,390,331
            CASH AND OTHER ASSETS, LESS LIABILITIES--1.05%                 216,312
                                                                       -----------
            NET ASSETS--100.00%                                        $20,606,643
                                                                       ===========

*--Non-income producing securities

ABBREVIATIONS
ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS
(a) Long term obligations that will mature in less than one year.

See notes to financial statements.

--------------------------------------
SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

[PIE CHART]

 8.97%      CONSUMER DISCRETIONARY
11.77%      CONSUMER STAPLES
 6.15%      ENERGY
16.00%      FINANCIALS
 7.30%      HEALTH CARE
 7.34%      INDUSTRIALS
11.70%      INFORMATION TECHNOLOGY
 1.16%      MATERIALS
 1.84%      TELECOMMUNICATION SERVICES
18.23%      U S GOVERNMENT
 9.54%      UTILITIES

STATEMENT OF  ASSETS AND LIABILITIES  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

ASSETS
Investments in securities, at value (Cost $17,781,373)              $ 20,390,331
Cash and cash equivalents                                                     79
Prepaid expenses                                                             533
Receivable for:
  Investment securities sold                                                  24
  Dividends                                                               13,938
  Capital stock sold                                                     153,554
  Interest                                                                66,313
  Expense reimbursement                                                    2,195
                                                                    ------------
            TOTAL ASSETS                                              20,626,967
                                                                    ------------
LIABILITIES
Payable to investment adviser for fund expenses                            4,227
Accrued:
  Investment advisory fees                                                 8,066
  Administrative service fees                                              4,033
Other liabilities                                                          3,998
                                                                    ------------
            TOTAL LIABILITIES                                             20,324
                                                                    ------------
            NET ASSETS                                              $ 20,606,643
                                                                    ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
  Capital (par value and additional paid-in)                        $ 17,725,965
  Undistributed net investment income                                    246,328
  Accumulated net realized gain (loss) on investments                     25,392
  Net unrealized appreciation of investments                           2,608,958
                                                                    ------------
            NET ASSETS                                              $ 20,606,643
                                                                    ============
SHARES OUTSTANDING ($.01 par valueper share)                          13,086,388
                                                                    ============
NET ASSET VALUE                                                     $       1.57
                                                                    ============
SHARES AUTHORIZED                                                    115,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $499)                       $ 111,696
Interest                                                                212,221
                                                                      ---------
            TOTAL INVESTMENT INCOME                                     323,917
                                                                      ---------
EXPENSES
Investment advisory fees                                                 47,781
Administrative service fees                                              23,891
Professional fees                                                         5,220
Custody and transaction fees                                              8,247
Directors' fees and expenses                                              1,440
Compliance expenses                                                       1,298
Qualification fees                                                          345
Insurance expenses                                                        3,017
                                                                      ---------
            TOTAL EXPENSES                                               91,239
            LESS EXPENSES REIMBURSED                                    (13,650)
                                                                      ---------
            NET EXPENSES                                                 77,589
                                                                      ---------
INVESTMENT INCOME (LOSS)--NET                                           246,328
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                                25,392
  Change in unrealized appreciation of investments                      642,717
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS                                          668,109
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $ 914,437
                                                                      =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                                      (UNAUDITED)
                                                                      SIX MONTHS       YEAR ENDED
                                                                    ENDED JUNE 30,    DECEMBER 31,
                                                                    --------------    ------------
                                                                         2007             2006
                                                                    --------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income (loss)--net                                      $   246,328      $   386,882
  Net realized gain (loss) on investments                                 25,392          269,373
  Change in unrealized appreciation of investments                       642,717        1,041,114
                                                                     -----------      -----------
  Net increase (decrease) in net assets resulting from operations        914,437        1,697,369
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                      --         (386,882)
  Capital gains                                                               --         (257,101)
                                                                     -----------      -----------
  Total distributions to shareholders                                         --         (643,983)
CAPITAL SHARE TRANSACTIONS--NET                                        2,706,144        1,518,735
                                                                     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                3,620,581        2,572,121
NET ASSETS
  Beginning of period                                                 16,986,062       14,413,941
                                                                     -----------      -----------
  End of period                                                      $20,606,643      $16,986,062
                                                                     ===========      ===========
Undistributed net investment income                                  $   246,328      $        --
                                                                     ===========      ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods indicated.

BALANCED PORTFOLIO

                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED
                                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                            -------      ---------------------------------------------------------
                                                              2007         2006        2005        2004        2003          2002
                                                            -------      -------     -------     -------     -------       -------
Net asset value, beginning of period                        $  1.50      $  1.40     $  1.45     $  1.41     $  1.20       $  1.34
Income (loss) from investment operations
  Investment income--net                                       0.01         0.04        0.03        0.03        0.03          0.04
  Net realized and unrealized gain (loss) on investments       0.06         0.12       (0.02)       0.06        0.21         (0.13)
                                                            -------      -------     -------     -------     -------       -------
    Total from investment operations                           0.07         0.16        0.01        0.09        0.24         (0.09)
Less distributions
  Investment income--net                                       0.00        (0.04)      (0.03)      (0.03)      (0.03)        (0.04)
  Capital gains                                                0.00        (0.02)      (0.03)      (0.02)      (0.00)***     (0.01)
                                                            -------      -------     -------     -------     -------       -------
    Total distributions                                        0.00        (0.06)      (0.06)      (0.05)      (0.03)        (0.05)
                                                            -------      -------     -------     -------     -------       -------
Net asset value, end of period                              $  1.57      $  1.50     $  1.40     $  1.45     $  1.41       $  1.20
                                                            =======      =======     =======     =======     =======       =======
Total return                                                   4.67%**     11.37%       0.46%       6.03%      20.05%        (6.64)%
                                                            =======      =======     =======     =======     =======       =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                   $20,607      $16,986     $14,414     $13,764     $11,577       $ 9,293
Ratio of expenses with reimbursement to average
  net assets (1)                                               0.81%*       0.81%       0.81%       0.81%       0.81%         0.85%
Ratio of expenses without reimbursement to average
  net assets                                                   0.95%*       1.00%       1.01%       0.96%       0.99%         1.08%
Ratio of net investment income (loss) to average
   net assets                                                  2.57%*       2.56%       2.09%       2.06%       2.18%         2.64%
Portfolio turnover rate                                        4.69%       15.09%      25.83%      17.42%      17.07%        42.29%

*     Ratios annualized
**    Returns are not annualized
***   Amount less than $0.01
(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.81% on the Balanced Portfolio until April 30, 2008.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                                                                      INTEREST/
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS                              MATURITY     STATED       FACE
                                                                            DATE       RATE(%)     AMOUNT           VALUE

U S GOVERNMENT AGENCY SECURITIES--100.22%

Federal Farm Credit Bank Discount Note                                    07/02/07      5.120     $2,916,000   $  2,915,169
Federal Home Loan Bank                                                    07/05/07      5.120      1,984,000      1,982,584
Federal Home Loan Bank                                                    07/06/07      5.150      2,290,000      2,288,028
Federal Home Loan Bank                                                    07/10/07      5.100      4,230,000      4,224,000
Federal Home Loan Bank                                                    07/13/07      5.140      2,377,000      2,372,581
Federal Home Loan Bank                                                    07/16/07      5.110      3,536,000      3,527,960
Federal Home Loan Bank                                                    07/17/07      5.120      1,555,000      1,551,238
Federal Home Loan Bank                                                    07/20/07      5.140      2,314,000      2,307,390
Federal Home Loan Mortgage Corp.                                          07/19/07      5.100      2,865,000      2,857,287
Federal Home Loan Mortgage Corp.                                          07/23/07      5.130      3,864,000      3,851,329
Federal Home Loan Mortgage Corp.                                          07/25/07      5.165      2,958,000      2,947,387
Federal National Mortgage Assoc.                                          07/03/07      5.150      2,066,000      2,065,111
Federal National Mortgage Assoc.                                          07/09/07      5.160      5,394,000      5,387,027
Federal National Mortgage Assoc.                                          07/11/07      5.130      2,038,000      2,034,800
Federal National Mortgage Assoc.                                          07/12/07      5.130      4,129,000      4,121,929
                                                                                                               ------------
                                                                                                                 44,433,820
                                                                                                               ------------
            TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS--100.22%
            (Cost $44,433,820)                                                                                   44,433,820
                                                                                                               ------------
            TOTAL INVESTMENTS--100.22%
            (Cost $44,433,820)                                                                                   44,433,820
            LIABILITIES IN EXCESS OF OTHER ASSETS--(0.22)%                                                          (99,334)
                                                                                                               ------------
            NET ASSETS--100.00%                                                                                $ 44,334,486
                                                                                                               ============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

ASSETS
Investments in securities, at value (Cost $44,433,820)            $   44,433,820
Cash and cash equivalents                                                    931
Prepaid expenses                                                           1,327
Receivable for:
  Expense reimbursement                                                   10,611
                                                                  --------------
            TOTAL ASSETS                                              44,446,689
                                                                  --------------
LIABILITIES
Capital stock reacquired                                                  76,969
Payable to investment adviser for fund expenses                            5,267
Accrued:
  Investment advisory fees                                                17,492
  Administrative service fees                                              8,746
Other liabilities                                                          3,729
                                                                  --------------
            TOTAL LIABILITIES                                            112,203
                                                                  --------------
            NET ASSETS                                            $   44,334,486
                                                                  ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
  Capital (par value and additional paid-in)                      $   44,334,486
                                                                  --------------
NET ASSETS                                                        $   44,334,486
                                                                  ==============
SHARES OUTSTANDING ($.01 par value per share)                         44,334,486
                                                                  ==============
NET ASSET VALUE                                                   $         1.00
                                                                  ==============
SHARES AUTHORIZED                                                  1,050,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

INVESTMENT INCOME
Interest                                                            $ 1,126,415
                                                                    -----------
            TOTAL INVESTMENT INCOME                                   1,126,415
                                                                    -----------
EXPENSES
Investment advisory fees                                                107,827
Administrative service fees                                              53,913
Professional fees                                                         5,220
Custody and transaction fees                                              6,200
Directors' fees and expenses                                              1,440
Compliance expenses                                                       3,074
Qualification fees                                                          345
Insurance expenses                                                        7,486
                                                                    -----------
            TOTAL EXPENSES                                              185,505
            LESS EXPENSES REIMBURSED                                    (64,747)
                                                                    -----------
            NET EXPENSES                                                120,758
                                                                    -----------
INVESTMENT INCOME (LOSS)--NET                                         1,005,657
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $ 1,005,657
                                                                    ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                                        (UNAUDITED)
                                                        SIX MONTHS       YEAR ENDED
                                                      ENDED JUNE 30,    DECEMBER 31,
                                                      --------------    ------------
                                                           2007             2006
                                                      --------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income (loss)--net                        $  1,005,657     $  1,640,135
DISTRIBUTIONS TO SHAREHOLDERS FROM
Investment income--net                                   (1,005,657)      (1,640,135)
CAPITAL SHARE TRANSACTIONS--NET                           3,641,945        6,351,500
                                                       ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   3,641,945        6,351,500
NET ASSETS
  Beginning of period                                    40,692,541       34,341,041
                                                       ------------     ------------
  End of period                                        $ 44,334,486     $ 40,692,541
                                                       ============     ============

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods indicated.

MONEY MARKET PORTFOLIO

                                                            (UNAUDITED)
                                                            SIX MONTHS
                                                               ENDED
                                                              JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                              -------      -------------------------------------------------------
                                                                2007         2006        2005        2004        2003        2002
                                                              -------      -------     -------     -------     -------     -------
Net asset value, beginning of period                          $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
Income (loss) from investment operations
  Investment income--net                                         0.02         0.04        0.03        0.01        0.01        0.01
                                                              -------      -------     -------     -------     -------     -------
    Total from investment operations                             0.02         0.04        0.03        0.01        0.01        0.01
Less distributions
  Investment income--net                                        (0.02)       (0.04)      (0.03)      (0.01)      (0.01)      (0.01)
                                                              -------      -------     -------     -------     -------     -------
    Total distributions                                         (0.02)       (0.04)      (0.03)      (0.01)      (0.01)      (0.01)
                                                              -------      -------     -------     -------     -------     -------
Net asset value, end of period                                $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                              =======      =======     =======     =======     =======     =======
Total return                                                     2.35%**      4.42%       2.61%       0.77%       0.54%       0.97%
                                                              =======      =======     =======     =======     =======     =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $44,334      $40,693     $34,341     $29,991     $18,397     $18,655
Ratio of expenses with reimbursement to average
  net assets (1)                                                 0.56%*       0.56%       0.56%       0.56%       0.56%       0.68%
Ratio of expenses without reimbursement to average
  net assets                                                     0.86%*       0.87%       0.88%       0.84%       0.88%       0.92%
Ratio of net investment income (loss) to average net assets      4.66%*       4.37%       2.60%       0.80%       0.54%       0.97%

*     Ratios annualized
**    Returns are not annualized
(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.56% on the Money Market Portfolio until April 30, 2008.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                                              INTEREST/
CORPORATE BONDS                                                    MATURITY    STATED       FACE
                                                                     DATE      RATE(%)     AMOUNT         VALUE

FINANCIALS--

INSURANCE--1.69%
21st Century Insurance Group                                       12/15/13     5.900    $  230,000   $   232,708
                                                                                                      -----------
            TOTAL FINANCIALS--1.69%                                                                       232,708
                                                                                                      -----------

MATERIALS--

METALS & MINING--3.73%
Carpenter Technology Corp.                                         05/15/13     6.625       500,000       515,197
                                                                                                      -----------
            TOTAL MATERIALS--3.73%                                                                        515,197
                                                                                                      -----------
            TOTAL CORPORATE BONDS--5.42%
            (Cost $736,222)                                                                               747,905
                                                                                                      -----------

U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--41.42%
Federal Home Loan Bank                                             07/15/08     2.625       800,000       779,038
Federal Home Loan Mortgage Corp.                                   03/15/11     5.625       500,000       506,678
Federal Home Loan Mortgage Corp.                                   07/15/12     5.125       690,000       686,100
Federal National Mortgage Assoc.                                   08/15/09     5.375       950,000       953,516
Federal National Mortgage Assoc.                                   05/15/11     6.000       750,000       769,736
Federal National Mortgage Assoc.                                   01/23/12     5.500       750,000       748,175
Federal National Mortgage Assoc.                                   03/26/12     5.400       750,000       746,359
Federal National Mortgage Assoc.                                   10/15/13     4.625       550,000       528,456
                                                                                                      -----------
                                                                                                        5,718,058

U S GOVERNMENT SECURITIES--41.13%
U S Treasury Bond                                                  08/15/09     3.500       850,000       825,961
U S Treasury Bond                                                  05/15/17     8.750     1,250,000     1,601,563
U S Treasury Note (a)                                              11/15/07     3.000       550,000       546,133
U S Treasury Note                                                  08/15/08     3.250       250,000       245,313
U S Treasury Note                                                  09/15/08     3.125       800,000       782,750
U S Treasury Note                                                  11/15/12     4.000       700,000       671,070
U S Treasury Note                                                  02/15/14     4.000       451,000       426,935
U S Treasury Note                                                  02/15/16     4.500       600,000       578,297
                                                                                                      -----------
                                                                                                        5,678,022
                                                                                                      -----------
            TOTAL U S GOVERNMENT AGENCY AND
            U S GOVERNMENT SECURITIES--82.55%
            (Cost $11,549,236)                                                                         11,396,080
                                                                                                      -----------

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO, CONTINUED

                                                                              INTEREST/
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS                       MATURITY    STATED       FACE
                                                                     DATE      RATE(%)     AMOUNT         VALUE

U S GOVERNMENT AGENCY SECURITIES--11.06%
Federal Farm Credit Bank Discount Note                             07/09/07     5.120    $318,000     $   317,593
Federal Home Loan Bank                                             07/02/07     5.000     875,000         874,757
Federal Home Loan Bank                                             07/11/07     5.050     336,000         335,481
                                                                                                      -----------
                                                                                                        1,527,831
                                                                                                      -----------
            TOTAL U S GOVERNMENT AGENCY
            SHORT-TERM OBLIGATIONS--11.06%
            (Cost $1,527,831)                                                                           1,527,831
                                                                                                      -----------
            TOTAL INVESTMENTS--99.03% (Cost $13,813,289)                                               13,671,816
            CASH AND OTHER ASSETS, LESS LIABILITIES--0.97%                                                133,305
                                                                                                      -----------
            NET ASSETS--100.00%                                                                       $13,805,121
                                                                                                      ===========

NOTE TO SCHEDULE OF INVESTMENTS
(a) Long term obligations that will mature in less than one year.

See notes to financial statements.

--------------------------------------
SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

[PIE CHART]

 1.70%      FINANCIALS
 3.77%      MATERIALS
94.53%      U S GOVERNMENT

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

ASSETS
Investments in securities, at value (Cost $13,813,289)             $ 13,671,816
Cash and cash equivalents                                                   891
Prepaid expenses                                                            456
Receivable for:
  Interest                                                              154,804
  Expense reimbursement                                                   6,548
                                                                   ------------
            TOTAL ASSETS                                             13,834,515
                                                                   ------------
LIABILITIES
Capital stock reacquired                                                 13,066
Payable to investment adviser for fund expenses                           4,062
Accrued:
  Investment advisory fees                                                5,476
  Administrative service fees                                             2,738
Other liabilities                                                         4,052
                                                                   ------------
            TOTAL LIABILITIES                                            29,394
                                                                   ------------
            NET ASSETS                                             $ 13,805,121
                                                                   ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
  Capital (par value and additional paid-in)                       $ 13,892,654
  Undistributed net investment income                                   306,901
  Accumulated net realized gain (loss) on investments                  (252,961)
  Net unrealized depreciation of investments                           (141,473)
                                                                   ------------
            NET ASSETS                                             $ 13,805,121
                                                                   ============
SHARES OUTSTANDING ($.01 par value per share)                        13,310,105
                                                                   ============
NET ASSET VALUE                                                    $       1.04
                                                                   ============
SHARES AUTHORIZED                                                    30,000,000

STATEMENT OF OPERATIONS  Six Months Ended June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

INVESTMENT INCOME
Interest                                                              $ 330,533
                                                                      ---------
            TOTAL INVESTMENT INCOME                                     330,533
                                                                      ---------
EXPENSES
Investment advisory fees                                                 33,703
Administrative service fees                                              16,851
Professional fees                                                         5,220
Custody and transaction fees                                              3,045
Directors' fees and expenses                                              1,440
Compliance expenses                                                       1,071
Qualification fees                                                          345
Insurance expenses                                                        2,586
                                                                      ---------
            TOTAL EXPENSES                                               64,261
            LESS EXPENSES REIMBURSED                                    (40,629)
                                                                      ---------
            NET EXPENSES                                                 23,632
                                                                      ---------
INVESTMENT INCOME (LOSS)--NET                                           306,901
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                                14,945
  Change in unrealized depreciation of investments                     (123,065)
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS                                         (108,120)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $ 198,781
                                                                      =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                                     (UNAUDITED)
                                                                     SIX MONTHS       YEAR ENDED
                                                                   ENDED JUNE 30,    DECEMBER 31,
                                                                   --------------    ------------
                                                                        2007             2006
                                                                   --------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income (loss)--net                                     $    306,901     $    539,547
  Net realized gain (loss) on investments                                 14,945         (147,442)
  Change in unrealized depreciation of investments                      (123,065)          91,970
                                                                    ------------     ------------
  Net increase (decrease) in net assets resulting from operations        198,781          484,075
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                      --         (540,033)
CAPITAL SHARE TRANSACTIONS--NET                                          509,423          435,414
                                                                    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  708,204          379,456
NET ASSETS
  Beginning of period                                                 13,096,917       12,717,461
                                                                    ------------     ------------
  End of period                                                     $ 13,805,121     $ 13,096,917
                                                                    ============     ============
Undistributed net investment income                                 $    306,901     $         --
                                                                    ============     ============

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods indicated.

GOVERNMENT BOND PORTFOLIO

                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED
                                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                            -------      -------------------------------------------------------
                                                              2007         2006        2005        2004        2003        2002
                                                            -------      -------     -------     -------     -------     -------
Net asset value, beginning of period                        $  1.02      $  1.03     $  1.04     $  1.05     $  1.09     $  1.05
Income (loss) from investment operations
  Investment income--net                                       0.02         0.04        0.03        0.03        0.03        0.04
  Net realized and unrealized gain (loss) on investments       0.00        (0.01)      (0.01)      (0.01)      (0.01)       0.04
                                                            -------      -------     -------     -------     -------     -------
    Total from investment operations                           0.02         0.03        0.02        0.02        0.02        0.08
Less distributions
  Investment income--net                                       0.00        (0.04)      (0.03)      (0.03)      (0.03)      (0.04)
  Capital gains                                                0.00         0.00        0.00        0.00       (0.03)       0.00
                                                            -------      -------     -------     -------     -------     -------
    Total distributions                                        0.00        (0.04)      (0.03)      (0.03)      (0.06)      (0.04)
                                                            -------      -------     -------     -------     -------     -------
Net asset value, end of period                              $  1.04      $  1.02     $  1.03     $  1.04     $  1.05     $  1.09
                                                            =======      =======     =======     =======     =======     =======
Total return                                                   1.96%**      3.32%       2.28%       1.72%       1.97%       8.22%
                                                            =======      =======     =======     =======     =======     =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                   $13,805      $13,097     $12,717     $11,298     $11,234     $ 8,357
Ratio of expenses with reimbursement to average
  net assets (1)                                               0.35%*       0.35%       0.35%       0.35%       0.35%       0.35%
Ratio of expenses without reimbursement to average
  net assets                                                   0.95%*       0.96%       0.95%       0.90%       0.93%       0.95%
Ratio of net investment income (loss) to average
  net assets                                                   4.55%*       4.22%       3.34%       2.73%       3.02%       4.59%
Portfolio turnover rate                                       32.35%       44.55%      54.09%      65.14%      87.12%      72.41%

*     Ratios annualized
**    Returns are not annualized
(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.35% on the Government Bond Portfolio until April 30, 2008.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO

COMMON STOCK                                               SHARES        VALUE

CONSUMER DISCRETIONARY--

DIVERSIFIED CONSUMER SERVICES--1.91%
Capella Education Co.*                                      2,000     $   92,060

HOTELS, RESTAURANTS & LEISURE--1.95%
Chipotle Mexican Grill, Inc.*                               1,100         93,808

INTERNET & CATALOG RETAIL--3.60%
Amazon.com, Inc.*                                           1,000         68,410
Priceline.com Inc.*                                         1,400         96,236
Shutterfly, Inc.*                                             400          8,620
                                                                      ----------
                                                                         173,266

LEISURE EQUIPMENT & PRODUCTS--2.12%
Ctrip.com International Ltd. ADR                            1,300        102,219

MEDIA--3.39%
Focus Media Holding Ltd. ADR*                               1,000         50,500
New Oriental Education & Technology  Group, Inc.*           2,100        112,812
                                                                      ----------
                                                                         163,312

TEXTILES, APPAREL & LUXURY GOODS--3.65%
Crocs, Inc.*                                                2,200         94,666
Deckers Outdoor Corp.*                                        800         80,720
                                                                      ----------
                                                                         175,386
                                                                      ----------
            TOTAL CONSUMER DISCRETIONARY--16.62%                         800,051
                                                                      ----------

CONSUMER STAPLES--

BEVERAGES--1.83%
Diageo PLC ADR                                                800         66,648
Hansen Natural Corp.*                                         500         21,490
                                                                      ----------
                                                                          88,138

FOOD PRODUCTS--2.35%
Bunge Limited                                                 600         50,700
Wimm-Bill-Dann Foods                                          600         62,406
                                                                      ----------
                                                                         113,106
                                                                      ----------
            TOTAL CONSUMER STAPLES--4.18%                                201,244
                                                                      ----------

ENERGY--

ENERGY EQUIPMENT & SERVICES--7.89%
Baker Hughes Inc.                                             300         25,239
Cameron International Corp.*                                  400         28,588
Dresser-Rand Group, Inc.*                                     600         23,700
First Solar, Inc.*                                          1,300        116,077
GlobalSantaFe Corp.                                           600         43,350
National-Oilwell Varco Inc.*                                  400         41,696
SunPower Corp.*                                             1,600        100,880
                                                                      ----------
                                                                         379,530

OIL, GAS & CONSUMABLE FUELS--1.87%
CNOOC Ltd. ADR                                                400         45,476
China Petroleum & Chemical Corp. ADR                          400         44,656
                                                                      ----------
                                                                          90,132
                                                                      ----------
            TOTAL ENERGY--9.76%                                          469,662
                                                                      ----------

FINANCIALS--

DIVERSIFIED FINANCIAL SERVICES--1.52%
FCStone Group Inc.*                                           600         34,386
First Marblehead Corp. (The)                                1,000         38,640
                                                                      ----------
                                                                          73,026

INSURANCE--2.07%
Assurant, Inc.                                                600         35,352
China Life Insurance Co., Ltd. ADR                          1,200         64,404
                                                                      ----------
                                                                          99,756

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.30%
Plum Creek Timber Co., Inc.                                 1,500         62,490
                                                                      ----------
            TOTAL FINANCIALS--4.89%                                      235,272
                                                                      ----------

HEALTH CARE--

BIOTECHNOLOGY--1.36%
Celgene Corp.*                                                600         34,398
Gilead Sciences, Inc.*                                        800         31,016
                                                                      ----------
                                                                          65,414

HEALTH EQUIPMENT & SUPPLIES--3.42%
Cynosure Inc. (Class-A)*                                    2,200         80,146
Intuitive Surgical, Inc.*                                     500         69,385
Mindray Medical International Ltd.*                           500         15,265
                                                                      ----------
                                                                         164,796
                                                                      ----------
            TOTAL HEALTH CARE--4.78%                                     230,210
                                                                      ----------

INDUSTRIALS--

AEROSPACE & DEFENSE--0.54%
KBR, Inc.*                                                  1,000         26,230

CONSTRUCTION & ENGINEERING--1.56%
Foster Wheeler Ltd.*                                          700         74,893

COMMERCIAL SERVICES & SUPPLIES--3.96%
Macquarie Infrastructure Company Trust                      1,000         41,480
MasterCard, Inc. (Class A)                                    900        149,283
                                                                      ----------
                                                                         190,763

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO, CONTINUED

COMMON STOCK                                                SHARES       VALUE

MACHINERY--8.03%
Bucyrus International, Inc. (Class-A)                        1,000    $   70,780
CNH Global NV                                                2,000       102,180
Caterpillar Inc.                                               600        46,980
Cummins Inc.                                                   600        60,726
Terex Corp.*                                                 1,300       105,690
                                                                      ----------
                                                                         386,356

MARINE--1.42%
TBS International Ltd. (Class-A)*                            2,400        68,160

ROAD & RAIL--1.26%
Guangshen Railway Co. Ltd. ADR                               1,500        60,675

TRANSPORTATION INFRASTRUCTURE--2.54%
Seaspan Corp.                                                3,800       122,284
                                                                      ----------
            TOTAL INDUSTRIALS--19.31%                                    929,361
                                                                      ----------

INFORMATION TECHNOLOGY--

COMMUNICATIONS EQUIPMENT--1.56%
Ciena Corp.*                                                 1,600        57,808
Sonus Networks, Inc.*                                        2,000        17,040
                                                                      ----------
                                                                          74,848

COMPUTER & PERIPHERALS--3.30%
Apple Inc.*                                                    800        97,632
Riverbed Technology, Inc.*                                   1,400        61,348
                                                                      ----------
                                                                         158,980

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.43%
Thermo Fisher Scientific, Inc.*                                400        20,688

INTERNET SOFTWARE & SERVICES--5.16%
Baidu.com, Inc. ADR*                                           400        67,192
Blue Coat Systems, Inc.*                                     1,100        54,472
F5 Networks, Inc.*                                           1,000        80,600
SINA Corp.*                                                  1,100        46,046
                                                                      ----------
                                                                         248,310

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.28%
Atheros Communications*                                      2,000        61,680

SOFTWARE--3.24%
Blackboard Inc.*                                             1,000        42,120
Comverge Inc.*                                               1,800        55,818
Echelon Corp.*                                                 500         7,815
Omniture, Inc.*                                              2,200        50,424
                                                                      ----------
                                                                         156,177
                                                                      ----------
            TOTAL INFORMATION TECHNOLOGY--14.97%                         720,683
                                                                      ----------

MATERIALS--

CHEMICALS--6.03%
Monsanto Co.                                                 1,800    $  121,572
Norsk Hydro ASA ADR                                          1,600        61,232
Potash Corp. of Saskatchewan Inc.                              900        70,173
Zoltec Companies, Inc.*                                        900        37,377
                                                                      ----------
                                                                         290,354

CONSTRUCTION MATERIALS--1.26%
Desarrolladora Homex SA de CV ADR*                           1,000        60,590

METALS & MINING--6.88%
Aluminum Corp. of China Ltd. ADR                              1200        51,240
Companhia Vale do Rio Doce ADR                                2200        98,010
Gerdau SA ADR                                                 3800        97,736
POSCO ADR                                                      700        84,000
                                                                      ----------
                                                                         330,986
                                                                      ----------
            TOTAL MATERIALS--14.17%                                      681,930
                                                                      ----------

TELECOMMUNICATION SERVICES--

DIVERSIFIED TELECOMMUNICATION SERVICES--0.67%
Citizens Communications Co.                                  2,100        32,067

WIRELESS TELECOMMUNICATION SERVICES--6.37%
China Mobile Ltd. ADR                                        1,600        86,240
Clearwire Corp. (Class-A)*                                   1,800        43,974
Millicom International Cellular S.A.*                        1,200       109,968
Mobile TeleSystems ADR                                         400        24,228
Vimpel-Communications ADR                                      400        42,144
                                                                      ----------
                                                                         306,554
                                                                      ----------
            TOTAL TELECOMMUNICATION SERVICES--7.04%                      338,621
                                                                      ----------

UTILITIES--

ELECTRIC UTILITIES--4.02%
Huaneng Power International, Inc.                            3,000       139,350
Suncor Energy, Inc.                                            600        53,952
                                                                      ----------
                                                                         193,302
                                                                      ----------
            TOTAL UTILITIES--4.02%                                       193,302
                                                                      ----------
            TOTAL COMMON STOCK--99.74%
            (Cost $4,333,346)                                          4,800,336
                                                                      ----------
            TOTAL INVESTMENTS--99.74%
            (Cost $4,333,346)                                          4,800,336
            CASH AND OTHER ASSETS, LESS LIABILITIES--0.26%                12,656
                                                                      ----------
            NET ASSETS--100.00%                                       $4,812,992
                                                                      ==========

*--Non-income producing securities

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO, CONTINUED

ABBREVIATIONS
ADR--American Depositary Receipt

See notes to financial statements.


--------------------------------------
SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

[PIE CHART]

16.67%      CONSUMER DISCRETIONARY
 4.19%      CONSUMER STAPLES
 9.78%      ENERGY
 4.90%      FINANCIALS
 4.80%      HEALTH CARE
19.36%      INDUSTRIALS
15.01%      INFORMATION TECHNOLOGY
14.21%      MATERIALS
 7.05%      TELECOMMUNICATION SERVICES
 4.03%      UTILITIES

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO

ASSETS
Investments in securities, at value (Cost $4,333,346)              $  4,800,336
Cash and cash equivalents                                                10,473
Prepaid expenses                                                            173
Receivable for:
  Investment securities sold                                             21,926
  Dividends                                                               5,253
  Expense reimbursement                                                   6,370
                                                                   ------------
            TOTAL ASSETS                                              4,844,531
                                                                   ------------
LIABILITIES
Capital stock reacquired                                                 18,003
Payable to investment adviser for fund expenses                           3,741
Accrued:
  Investment advisory fees                                                4,798
  Administrative service fees                                               960
Other liabilities                                                         4,037
                                                                   ------------
            TOTAL LIABILITIES                                            31,539
                                                                   ------------
            NET ASSETS                                             $  4,812,992
                                                                   ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
  Capital (par value and additional paid-in)                       $  5,365,384
  Undistributed net investment income                                    13,706
  Accumulated net realized gain (loss) on investments                (1,033,088)
  Net unrealized appreciation of investments                            466,990
                                                                   ------------
            NET ASSETS                                             $  4,812,992
                                                                   ============
SHARES OUTSTANDING ($.01 par value per share)                        14,872,641
                                                                   ============
NET ASSET VALUE                                                    $       0.32
                                                                   ============
SHARES AUTHORIZED                                                    40,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $961)                       $  40,575
Interest                                                                    984
                                                                      ---------
            TOTAL INVESTMENT INCOME                                      41,559
                                                                      ---------
EXPENSES
Investment advisory fees                                                 31,071
Administrative service fees                                               6,214
Professional fees                                                         5,220
Custody and transaction fees                                             23,380
Directors' fees and expenses                                              1,440
Compliance expenses                                                         380
Qualification fees                                                          345
Insurance expenses                                                          958
                                                                      ---------
            TOTAL EXPENSES                                               69,008
            LESS EXPENSES REIMBURSED                                    (41,155)
                                                                      ---------
            NET EXPENSES                                                 27,853
                                                                      ---------
INVESTMENT INCOME (LOSS)--NET                                            13,706
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                               450,387
  Change in unrealized appreciation of investments                     (190,248)
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS                                          260,139
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $ 273,845
                                                                      =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO

                                                                     (UNAUDITED)
                                                                     SIX MONTHS       YEAR ENDED
                                                                   ENDED JUNE 30,    DECEMBER 31,
                                                                   --------------    ------------
                                                                        2007             2006
                                                                   --------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income (loss)--net                                     $    13,706      $    (6,201)
  Net realized gain (loss) on investments                               450,387          310,819
  Change in unrealized appreciation of investments                     (190,248)         220,869
                                                                    -----------      -----------
  Net increase (decrease) in net assets resulting from operations       273,845          525,487
CAPITAL SHARE TRANSACTIONS--NET                                        (511,438)         960,900
                                                                    -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                (237,593)       1,486,387
NET ASSETS
  Beginning of period                                                 5,050,585        3,564,198
                                                                    -----------      -----------
  End of period                                                     $ 4,812,992      $ 5,050,585
                                                                    ===========      ===========
Undistributed net investment income                                 $    13,706      $        --
                                                                    ===========      ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods indicated.

SMALL-CAP/MID-CAP PORTFOLIO

                                                            (UNAUDITED)
                                                            SIX MONTHS
                                                               ENDED
                                                              JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                              -------      -------------------------------------------------------
                                                                2007         2006        2005        2004        2003        2002
                                                              -------      -------     -------     -------     -------     -------
Net asset value, beginning of period                          $  0.31      $  0.27     $  0.26     $  0.24     $  0.13     $  0.30
Income (loss) from investment operations
  Net realized and unrealized gain (loss) on investments         0.01         0.04        0.01        0.02        0.11       (0.17)
                                                              -------      -------     -------     -------     -------     -------
    Total from investment operations                             0.01         0.04        0.01        0.02        0.11       (0.17)
                                                              -------      -------     -------     -------     -------     -------
Net asset value, end of period                                $  0.32      $  0.31     $  0.27     $  0.26     $  0.24     $  0.13
                                                              =======      =======     =======     =======     =======     =======
Total return                                                     3.23%**     14.81%       3.85%       8.33%      84.62%     (56.67)%
                                                              =======      =======     =======     =======     =======     =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $ 4,813      $ 5,051     $ 3,564     $ 3,265     $ 2,337     $   744
Ratio of expenses with reimbursement to average
  net assets (1)                                                 1.12%*       1.12%       1.12%       1.12%       1.12%       1.30%
Ratio of expenses without reimbursement to average
  net assets                                                     2.78%*       3.02%       3.18%       3.25%       3.05%       3.10%
Ratio of net investment income (loss) to average net assets      0.55%*      (0.14)%     (0.60)%     (0.36)%     (0.94)%     (0.83)%
Portfolio turnover rate                                        193.73%      407.00%     464.91%     448.28%     222.29%       6.69%

*     Ratios annualized
**    Returns are not annualized
(1) SM&R has voluntarily agreed to waive or reduce expenses to 1.12% on the Small-Cap/Mid-Cap Portfolio until April 30, 2008.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                                     INTEREST/
                                                     MATURITY         STATED      FACE
CORPORATE BONDS                                        DATE           RATE(%)    AMOUNT         VALUE

CONSUMER DISCRETIONARY--

AUTO COMPONENTS--0.41%
Dura Operating Corp.                                 05/01/09          9.000     $1,000,000    $   125,000

HOTELS, RESTAURANTS & LEISURE--6.35%
MGM Mirage Inc.                                      02/27/14          5.875      1,000,000        905,000
Starwood Hotels & Resorts Worldwide, Inc.            05/01/12          7.875      1,000,000      1,041,345
                                                                                               -----------
                                                                                                 1,946,345

LEISURE EQUIPMENT & PRODUCTS--3.26%
Royal Caribbean Cruises Ltd.                         12/01/13          6.875      1,000,000        999,656

MEDIA--6.26%
CCH I LLC                                            10/01/15         11.000        863,000        900,756
News America Holdings                                10/17/08          7.375      1,000,000      1,019,941
                                                                                               -----------
                                                                                                 1,920,697
                                                                                               -----------
            TOTAL CONSUMER DISCRETIONARY--16.28%                                                 4,991,698
                                                                                               -----------

ENERGY--

OIL, GAS & CONSUMABLE FUELS--8.07%
Chesapeake Energy Corp.                              01/15/18          6.250      1,000,000        933,750
Enterprise Products Operating L.P.                   08/01/66          8.375      1,000,000      1,067,253
Pioneer Natural Resource                             05/01/18          6.875        500,000        474,034
                                                                                               -----------
                                                                                                 2,475,037
                                                                                               -----------
            TOTAL ENERGY--8.07%                                                                  2,475,037
                                                                                               -----------

FINANCIALS--

DIVERSIFIED FINANCIAL SERVICES--4.94%
Ford Motor Credit Co.                                10/01/08          5.625      1,000,000        987,077
GATX Financial Corp.                                 06/01/09          8.875        500,000        528,401
                                                                                               -----------
                                                                                                 1,515,478

INSURANCE--4.70%
Liberty Mutual Group (b)                             03/15/37          7.000        500,000        480,133
NYMAGIC Inc.                                         03/15/14          6.500      1,000,000        961,011
                                                                                               -----------
                                                                                                 1,441,144
                                                                                               -----------
            TOTAL FINANCIALS--9.64%                                                              2,956,622
                                                                                               -----------

INDUSTRIALS--

CONSTRUCTION & ENGINEERING--3.08%
Standard Pacific Corp.                               04/15/12          9.250      1,000,000        945,000

MACHINERY--3.25%
Case New Holland Inc.                                06/01/09          6.000      1,000,000        995,000
                                                                                               -----------
            TOTAL INDUSTRIALS--6.33%                                                             1,940,000
                                                                                               -----------

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO, CONTINUED

                                                                       INTEREST/
                                                       MATURITY         STATED       FACE
CORPORATE BONDS                                          DATE           RATE(%)     AMOUNT          VALUE

INFORMATION TECHNOLOGY--

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.07%
Flextronics International Ltd.                          05/15/13          6.500     $1,000,000    $   942,500

IT SERVICES--3.15%
SunGard Data Systems Inc.                               01/15/09          3.750      1,000,000        965,000

SOFTWARE--3.26%
Unisys Corp.                                            04/01/08          7.875      1,000,000      1,000,000
                                                                                                  -----------
            TOTAL INFORMATION TECHNOLOGY--9.48%                                                     2,907,500
                                                                                                  -----------

MATERIALS--

CHEMICALS--6.55%
Lyondell Chemical Co.                                   05/01/09         10.875      1,000,000      1,000,000
Nalco Co.                                               11/15/11          7.750      1,000,000      1,007,500
                                                                                                  -----------
                                                                                                    2,007,500

CONTAINERS & PACKAGING--3.26%
Ball Corp.                                              12/15/12          6.875      1,000,000      1,000,000

METALS & MINING--1.08%
AK Steel Corp.                                          02/15/09          7.875        333,000        332,168

PAPER & FOREST PRODUCTS--5.04%
Georgia-Pacific Corp.                                   05/15/11          8.125      1,000,000      1,021,250
Tembec Industries Inc.                                  03/15/12          7.750      1,000,000        523,750
                                                                                                  -----------
                                                                                                    1,545,000
                                                                                                  -----------
            TOTAL MATERIALS--15.93%                                                                 4,884,668
                                                                                                  -----------

TELECOMMUNICATION SERVICES--

WIRELESS TELECOMMUNICATION SERVICES--3.11%
Nextel Communications Inc.                              03/15/14          5.950      1,000,000        952,453
                                                                                                  -----------
            TOTAL TELECOMMUNICATION SERVICES--3.11%                                                   952,453
                                                                                                  -----------

UTILITIES--

ELECTRIC UTILITIES--6.55%
AES Corp. (The)                                         06/01/09          9.500      1,000,000      1,045,000
PPL Capital Funding Inc.                                03/30/67          6.700      1,000,000        962,922
                                                                                                  -----------
                                                                                                    2,007,922

GAS UTILITIES--3.41%
El Paso Corp.                                           06/15/12          7.875      1,000,000      1,045,293
                                                                                                  -----------
            TOTAL UTILITIES--9.96%                                                                  3,053,215
                                                                                                  -----------
            TOTAL CORPORATE BONDS--78.80%
            (Cost $25,807,509)                                                                     24,161,193
                                                                                                  -----------

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO, CONTINUED

                                                                                     INTEREST/
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS                         MATURITY         STATED        FACE
                                                                       DATE           RATE(%)      AMOUNT          VALUE

U S GOVERNMENT AGENCY SECURITIES--18.10%
Federal Farm Credit Bank Discount Note                               07/02/07          5.120     $1,225,000    $ 1,224,651
Federal Home Loan Bank                                               07/20/07          5.160      1,800,000      1,794,836
Federal Home Loan Mortgage Corp.                                     07/05/07          5.130      1,326,000      1,325,054
Federal Home Loan Mortgage Corp.                                     07/09/07          5.140        725,000        724,067
Federal Home Loan Mortgage Corp.                                     07/16/07          5.120        481,000        479,904
                                                                                                               -----------
                                                                                                                 5,548,512
                                                                                                               -----------
            TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS--18.10%
            (Cost $5,548,512)                                                                                    5,548,512
                                                                                                               -----------

PREFERRED STOCK                                                                                     SHARES

FINANCIALS--

DIVERSIFIED FINANCIAL SERVICES--1.63%
iStar Financial Inc.                                                                                20,000     $   500,000
                                                                                                               -----------
            TOTAL FINANCIALS--1.63%                                                                                500,000
                                                                                                               -----------
            TOTAL PREFERRED STOCK 1.63%
            (Cost $499,000)                                                                                        500,000
                                                                                                               -----------

COMMON STOCK

FINANCIALS--

DIVERSIFIED FINANCIAL SERVICES--0.08%
Leucadia National Corp. (a)                                                                            752          26,508
                                                                                                               -----------
            TOTAL FINANCIALS--0.08%                                                                                 26,508
                                                                                                               -----------

TELECOMMUNICATION SERVICES--

DIVERSIFIED TELECOMMUNICATION SERVICES--0.02%
XO Holdings Inc. (a)*                                                                                1,305           5,820
                                                                                                               -----------
            TOTAL TELECOMMUNICATION SERVICES--0.02%                                                                  5,820
                                                                                                               -----------
            TOTAL COMMON STOCK--0.10%
            (Cost $961,481)                                                                                         32,328
                                                                                                               -----------
            TOTAL INVESTMENTS--98.63%
            (Cost $32,816,502)                                                                                  30,242,033
            CASH AND OTHER ASSETS, LESS LIABILITIES--1.37%                                                         419,420
                                                                                                               -----------
            NET ASSETS--100.00%                                                                                $30,661,453
                                                                                                               ===========

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO, CONTINUED

*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a)   Security acquired as part of a unit or in exchange for other securities.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At June 30, 2007, the market value of these securities amounted to $480,133, or 1.57% of net assets.

See notes to financial statements.

--------------------------------------
SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

[PIE CHART]

16.51%      CONSUMER DISCRETIONARY
 8.18%      ENERGY
11.52%      FINANCIALS
 6.41%      INDUSTRIALS
 9.61%      INFORMATION TECHNOLOGY
16.15%      MATERIALS
 3.17%      TELECOMMUNICATION SERVICES
18.35%      U S GOVERNMENT
10.10%      UTILITIES

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

ASSETS
Investments in securities, at value (Cost $32,816,502)                $30,242,033
Cash and cash equivalents                                                  61,164
Prepaid expenses                                                            1,024
  Receivable for:
  Capital stock sold                                                          297
  Interest                                                                382,063
  Expense reimbursement                                                     3,137
                                                                      -----------
            TOTAL ASSETS                                               30,689,718
                                                                      -----------

LIABILITIES
Payable to investment adviser for fund expenses                             4,735
Accrued:
  Investment advisory fees                                                 13,434
  Administrative service fees                                               6,107
Other liabilities                                                           3,989
                                                                      -----------
            TOTAL LIABILITIES                                              28,265
                                                                      -----------
            NET ASSETS                                                $30,661,453
                                                                      ===========

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
  Capital (par value and additional paid-in)                          $33,344,103
  Undistributed net investment income                                     949,018
  Accumulated net realized gain (loss) on investments                  (1,057,199)
  Net unrealized depreciation of investments                           (2,574,469)
                                                                      -----------
            NET ASSETS                                                $30,661,453
                                                                      ===========
SHARES OUTSTANDING ($.01 par value per share)                          35,512,430
                                                                      ===========
NET ASSET VALUE                                                       $      0.86
                                                                      ===========
SHARES AUTHORIZED                                                      60,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

INVESTMENT INCOME
Dividends                                                           $    18,750
Interest                                                              1,050,682
                                                                    -----------
            TOTAL INVESTMENT INCOME                                   1,069,432
                                                                    -----------

EXPENSES
Investment advisory fees                                                 83,542
Administrative service fees                                              37,973
Professional fees                                                         5,220
Custody and transaction fees                                              4,166
Directors' fees and expenses                                              1,440
Compliance expenses                                                       2,256
Qualification fees                                                          345
Insurance expenses                                                        5,806
                                                                    -----------
            TOTAL EXPENSES                                              140,748
            LESS EXPENSES REIMBURSED                                    (20,334)
                                                                    -----------
            NET EXPENSES                                                120,414
                                                                    -----------
INVESTMENT INCOME (LOSS)--NET                                           949,018
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                                15,292
  Change in unrealized depreciation of investments                     (429,723)
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                         (414,431)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $   534,587
                                                                    ===========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                                      (UNAUDITED)
                                                                      SIX MONTHS         YEAR ENDED
                                                                     ENDED JUNE 30,     DECEMBER 31,
                                                                     -------------      ------------
                                                                         2007                2006
                                                                     -------------      ------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income (loss)--net                                       $    949,018      $  1,762,104
  Net realized gain (loss) on investments                                   15,292           (73,717)
  Change in unrealized depreciation of investments                        (429,723)          228,348
                                                                      ------------      ------------
  Net increase (decrease) in net assets resulting from operations          534,587         1,916,735

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                        --        (1,766,707)
CAPITAL SHARE TRANSACTIONS--NET                                            205,772         1,942,080
                                                                      ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    740,359         2,092,108
NET ASSETS
  Beginning of period                                                   29,921,094        27,828,986
                                                                      ------------      ------------
  End of period                                                       $ 30,661,453      $ 29,921,094
                                                                      ============      ============
  Undistributed net investment income                                 $    949,018      $         --
                                                                      ============      ============

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods indicated.

HIGH YIELD BOND PORTFOLIO

                                                            (UNAUDITED)
                                                            SIX MONTHS
                                                               ENDED
                                                              JUNE 30,                     YEAR ENDED DECEMBER 31,
                                                             --------    ---------------------------------------------------------
                                                               2007        2006        2005        2004       2003          2002
                                                             --------    --------    --------    --------   --------      --------
Net asset value, beginning of period                         $   0.85    $   0.84    $   0.91    $   0.86   $   0.77      $   0.86
Income (loss) from investment operations
  Investment income--net                                         0.03        0.05        0.05        0.05       0.05          0.07
  Net realized and unrealized gain (loss) on investments        (0.02)       0.01       (0.07)       0.05       0.09         (0.09)
                                                             --------    --------    --------    --------   --------      --------
     Total from investment operations                            0.01        0.06       (0.02)       0.10       0.14         (0.02)
Less distributions
  Investment income--net                                         0.00       (0.05)      (0.05)      (0.05)     (0.05)        (0.07)
  Capital gains                                                  0.00        0.00        0.00        0.00      (0.00)***      0.00
                                                             --------    --------    --------    --------   --------      --------
  Total distributions                                            0.00       (0.05)      (0.05)      (0.05)     (0.05)        (0.07)
                                                             --------    --------    --------    --------   --------      --------
Net asset value, end of period                               $   0.86    $   0.85    $   0.84    $   0.91   $   0.86      $   0.77
                                                             ========    ========    ========    ========   ========      ========
Total return                                                     1.18%**     7.52%      (2.35)%     11.61%     18.48%        (2.80)%
                                                             ========    ========    ========    ========   ========      ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $ 30,661    $ 29,921    $ 27,829    $ 27,737   $ 24,273      $ 20,026
Ratio of expenses with reimbursement to average
  net assets (1)                                                 0.80%*      0.80%       0.80%       0.80%      0.80%         0.80%
Ratio of expenses without reimbursement to average
  net assets                                                     0.92%*      0.93%       0.93%       0.88%      0.90%         0.90%
Ratio of net investment income (loss) to average
  net assets                                                     6.24%*      6.17%       5.45%       5.57%      6.13%         7.92%
Portfolio turnover rate                                          2.69%      17.04%       7.94%      29.84%     21.67%         6.28%

*     Ratios annualized
**    Returns are not annualized
***   Amount less than $0.01
(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.80% on the High Yield Bond Portfolio until April 30, 2008.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO


COMMON STOCK (a)                                          SHARES        VALUE
AUSTRALIA--3.58%
Santos Ltd.                                                  900      $   43,002
Westpac Banking Corp.                                      2,300         250,654
                                                                      ----------
                                                                         293,656

BELGIUM--0.95%
Delhaize Group                                               100           9,792
Fortis                                                     1,600          68,089
                                                                      ----------
                                                                          77,881

BRAZIL--1.38%
Companhia de Bebidas das Americas (AmBev)                    400          28,000
Companhia Vale do Rio Doce (CVRD)                            350          15,592
Empresa Brasileira de Aeronautica SA
  (Embraer)                                                  500          24,105
Petroleo Brasileiro SA                                       375          45,476
                                                                      ----------
                                                                         113,173
DENMARK--0.66%
Novo Nordisk A/S                                             500          54,330

FINLAND--1.47%
Nokia Oyj                                                  4,300         120,873

FRANCE--6.88%
Alcatel-Lucent                                             1,500          21,000
Arkema*                                                       65           4,257
Axa                                                        2,000          86,080
France Telecom SA                                          2,800          76,944
Groupe Danone                                              2,800          45,528
Sanofi-Aventis                                             3,000         120,810
Total SA                                                   2,600         210,548
                                                                      ----------
                                                                         565,167

GERMANY--7.52%
BASF AG                                                      600          78,426
DaimlerChrysler AG                                         1,200         110,340
Deutsche Bank AG                                             700         101,318
Deutsche Telekom AG                                        5,100          93,891
SAP AG                                                     1,500          76,605
Siemens AG                                                 1,100         157,366
                                                                      ----------
                                                                         617,946

GREECE--0.59%
Hellenic Telecommunications Organization SA                3,100          48,205

HONG KONG--1.20%
Chartered Semiconductor Manufacturing Ltd.*                  400           3,508
Cheung Kong (Holdings) Ltd.                                3,100          40,604
Hutchison Whampoa Ltd.                                     1,100          54,628
                                                                      ----------
                                                                          98,740

IRELAND--0.69%
Bank of Ireland                                              700          56,805

ISRAEL--0.68%
Teva Pharmaceutical Industries Ltd.                        1,350          55,688

ITALY--2.21%
Eni S.p.A                                                  1,100          79,585
Intesa Sanpaolo ADR                                          934          41,854
Luxottica Group S.p.A                                        500          19,320
Telecom Italia S.p.A                                       1,500          41,190
                                                                      ----------
                                                                         181,949

JAPAN--16.98%
Canon Inc.                                                 1,800         105,552
Hitachi, Ltd.                                                700          49,525
Honda Motor Co., Ltd.                                      4,000         145,160
Kirin Brewery Co., Ltd.                                    2,100          31,340
KUBOTA Corp.                                                 350          14,175
Matsushita Electric Industrial Co., Ltd.                   5,300         104,993
Millea Holdings, Inc.                                      1,750          71,820
Mitsubishi UFJ Financial Group, Inc.                      21,500         236,930
Mitsui & Co., Ltd.                                           100          40,390
NEC Corp.                                                  4,300          22,145
Nippon Telegraph and Telephone Corp. (NTT)                 4,600         101,982
SONY Corp.                                                 2,100         107,877
TDK Corp.                                                    300          29,019
Toyota Motor Corp.                                         2,650         333,582
                                                                      ----------
                                                                       1,394,490

LUXEMBOURG--0.27%
Tenaris SA                                                   450          22,032

MEXICO--1.54%
Cemex SAB de CV                                            1,150          42,435
Fomento Economico Mexicano, SAB de CV                        600          23,592
Telefonos de Mexico SA de CV (Telmex)                      1,600          60,624
                                                                      ----------
                                                                         126,651

NETHERLANDS--3.25%
ABN AMRO Holding NV                                        1,000          45,920
Aegon NV                                                     900          17,685
ING Groep NV                                               1,200          52,764
Koninklijke Ahold NV*                                        800          10,016
Koninklijke (Royal) KPN NV                                 1,300          21,593
Koninklijke (Royal) Philips Electronics NV                   700          29,624
Royal Dutch Shell PLC                                      1,100          89,320
                                                                      ----------
                                                                         266,922

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO, CONTINUED

COMMON STOCK (A)                                                 SHARES        VALUE

NORWAY--1.20%
Norsk Hydro ASA                                                   1,500     $   57,405
Telenor ASA                                                         700         41,155
                                                                            ----------
                                                                                98,560

PORTUGAL--0.34%
EDP - Energias de Portugal, SA                                      300         16,571
Portugal Telecom, SGPS, SA                                          800         11,112
                                                                            ----------
                                                                                27,683

SOUTH AFRICA--0.41%
Sasol                                                               900         33,786

SOUTH KOREA--1.19%
Kookmin Bank                                                        625         54,825
Shinhan Financial Group Co., Ltd.                                   350         42,871
                                                                            ----------
                                                                                97,696

SPAIN--3.69%
Banco Bilbao Vizcaya Argentaria, SA                               2,500         60,950
Banco Santander Central Hispano SA                                4,600         84,548
Endesa, SA                                                          800         42,256
Repsol YPF, SA                                                      900         34,830
Telefonica SA                                                     1,200         80,112
                                                                            ----------
                                                                               302,696

SWEDEN--2.29%
Telefonaktiebolaget LM Ericsson                                   3,900        155,571
Volvo AB                                                          1,625         32,321
                                                                            ----------
                                                                               187,892

SWITZERLAND--6.82%
ABB Ltd.                                                          2,700         61,020
Adecco SA                                                           700         13,558
Merck Serono SA                                                     400          8,983
Nestle SA                                                         1,500        142,583
Novartis AG                                                       2,500        140,175
Roche Holding AG                                                    600         53,215
Swisscom AG                                                         600         20,460
UBS AG                                                            2,000        120,020
                                                                            ----------
                                                                               560,014

TAIWAN--0.84%
Singapore Telecommunications Ltd.                                 2,565         57,020
Taiwan Semiconductor Manufacturing Co. Ltd.                       1,081         12,032
                                                                            ----------
                                                                                69,052

UNITED KINGDOM--16.97%
Acergy SA*                                                        2,150         48,289
AstraZeneca PLC                                                     900         48,132
BG Group PLC                                                      1,200         98,148
BP PLC                                                            4,425        319,219
BT Group PLC                                                      1,400         93,212
Barclays PLC                                                      2,700        150,633
Cadbury Schweppes PLC                                               900         48,870
Diageo PLC                                                          950         79,145
GlaxoSmithKline PLC                                               2,600        136,162
Imperial Chemical Industries PLC                                    500         24,959
International Power PLC                                             200         17,234
Rio Tinto PLC                                                       300         91,836
Unilever PLC                                                      2,160         69,682
Vodafone Group PLC                                                4,112        138,287
WPP Group PLC                                                       400         29,900
                                                                            ----------
                                                                             1,393,708
                                                                            ----------
            TOTAL COMMON STOCK--83.60%
            (Cost $5,991,974)                                                6,865,595
                                                                            ----------

U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS                                          FACE
                                                               AMOUNT

U S GOVERNMENT AGENCY SECURITIES--16.25%
Federal Home Loan Bank,
   4.900%, 07/02/07                                          $  675,000        674,816
Federal Home Loan Bank,
   5.050%, 07/11/07                                             261,000        260,597
Federal Home Loan Mortgage Corp.,
   5.120%, 07/16/07                                             400,000        399,089
                                                                            ----------
                                                                             1,334,502
                                                                            ----------
            TOTAL U S GOVERNMENT AGENCY
            SHORT-TERM OBLIGATIONS--16.25%
            (Cost $1,334,502)                                                1,334,502
                                                                            ----------
            TOTAL INVESTMENTS--99.85%
            (Cost $7,326,476)                                                8,200,097
            CASH AND OTHER ASSETS, LESS LIABILITIES--0.15%                      12,253
                                                                            ----------
            NET ASSETS--100.00%                                             $8,212,350
                                                                            ==========

*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) This portfolio invests primarily in depositary receipts, which include ADRs. These securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are usually U.S. dollar-denominated.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO, CONTINUED

--------------------------------------
SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

[PIE CHART]

 9.26%      CONSUMER DISCRETIONARY
 5.96%      CONSUMER STAPLES
11.03%      ENERGY
19.32%      FINANCIALS
 7.77%      HEALTH CARE
 4.97%      INDUSTRIALS
 9.66%      INFORMATION TECHNOLOGY
 3.59%      MATERIALS
10.05%      TELECOMMUNICATION SERVICES
16.27%      U S GOVERNMENT
 2.12%      UTILITIES

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO

ASSETS
Investments in securities, at value (Cost $7,326,476)              $  8,200,097
Cash and cash equivalents                                                   665
Prepaid expenses                                                            238
Receivable for:
  Dividends                                                              33,998
  Expense reimbursement                                                   1,488
                                                                   ------------
            TOTAL ASSETS                                              8,236,486
                                                                   ------------

LIABILITIES
Capital stock reacquired                                                  7,148
Payable to investment adviser for fund expenses                           3,843
Accrued:
  Investment advisory fees                                                4,861
  Administrative service fees                                             1,620
Other liabilities                                                         6,664
                                                                   ------------
            TOTAL LIABILITIES                                            24,136
                                                                   ------------
            NET ASSETS                                             $  8,212,350
                                                                   ============

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
  Capital (par value and additional paid-in)                       $  7,424,230
  Undistributed net investment income                                    95,533
  Accumulated net realized gain (loss) on investments                  (181,034)
  Net unrealized appreciation of investments                            873,621
                                                                   ------------
            NET ASSETS                                             $  8,212,350
                                                                   ============
SHARES OUTSTANDING ($.01 par value per share)                         8,215,585
                                                                   ============
NET ASSET VALUE                                                    $       1.00
                                                                   ============
SHARES AUTHORIZED                                                    45,000,000


STATEMENT OF OPERATIONS  Six Months Ended June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $19,408)                    $ 105,368
Interest                                                                 32,707
                                                                      ---------
            TOTAL INVESTMENT INCOME                                     138,075
                                                                      ---------
EXPENSES
Investment advisory fees                                                 29,310
Administrative service fees                                               9,770
Professional fees                                                         5,220
Custody and transaction fees                                              3,908
Directors' fees and expenses                                              1,440
Compliance expenses                                                         571
Qualification fees                                                          345
Insurance expenses                                                        1,326
                                                                      ---------
            TOTAL EXPENSES                                               51,890
            LESS EXPENSES REIMBURSED                                     (9,348)
                                                                      ---------
            NET EXPENSES                                                 42,542
                                                                      ---------
INVESTMENT INCOME (LOSS)--NET                                            95,533
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                                    20
  Change in unrealized appreciation of investments                      479,256
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS                                          479,276
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $ 574,809
                                                                      =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO

                                                                     (UNAUDITED)
                                                                      SIX MONTHS      YEAR ENDED
                                                                    ENDED JUNE 30,   DECEMBER 31,
                                                                    -------------    -----------
                                                                        2007             2006
                                                                    -------------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income (loss)--net                                      $   95,533      $   125,729
  Net realized gain (loss) on investments                                    20          102,806
  Change in unrealized appreciation of investments                      479,256          937,063
                                                                     ----------      -----------
  Net increase (decrease) in net assets resulting from operations       574,809        1,165,598
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                     --         (125,729)
CAPITAL SHARE TRANSACTIONS--NET                                          93,228          799,322
                                                                     ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 668,037        1,839,191
NET ASSETS
  Beginning of period                                                 7,544,313        5,705,122
                                                                     ----------      -----------
  End of period                                                      $8,212,350      $ 7,544,313
                                                                     ==========      ===========
Undistributed net investment income                                  $   95,533      $        --
                                                                     ==========      ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods indicated.

INTERNATIONAL STOCK PORTFOLIO

                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                            ENDED
                                                           JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                           ---------     ---------------------------------------------------------
                                                              2007         2006        2005        2004         2003       2002
                                                           ---------     --------    --------    ---------    ---------   --------
Net asset value, beginning of period                       $    0.93     $   0.79    $   0.75    $    0.66    $    0.49   $   0.61
Income (loss) from investment operations
  Investment income--net                                        0.01         0.02        0.01         0.01         0.01       0.00
  Net realized and unrealized gain (loss) on investments        0.06         0.14        0.04         0.09         0.17      (0.12)
                                                           ---------     --------    --------    ---------    ---------   --------
      Total from investment operations                          0.07         0.16        0.05         0.10         0.18      (0.12)
Less distributions
  Investment income--net                                        0.00        (0.02)      (0.01)       (0.01)       (0.01)      0.00
                                                           ---------     --------    --------    ---------    ---------   --------
      Total distributions                                       0.00        (0.02)      (0.01)       (0.01)       (0.01)      0.00
                                                           ---------     --------    --------    ---------    ---------   --------
Net asset value, end of period                             $    1.00     $   0.93    $   0.79    $    0.75    $    0.66   $   0.49
                                                           =========     ========    ========    =========    =========   ========
Total return                                                    7.53%**     19.72%       6.64%       14.53%       35.81%    (19.06)%
                                                           =========     ========    ========    =========    =========   ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                  $   8,212     $  7,544    $  5,705    $   4,762    $   3,743   $  2,681
Ratio of expenses with reimbursement to average
  net assets (1)                                                1.10%*       1.10%       1.10%        1.10%        1.10%      1.10%
Ratio of expenses without reimbursement to average
  net assets                                                    1.33%*       1.40%       1.45%        1.35%        1.52%      1.54%
Ratio of net investment income (loss) to average
  net assets                                                    2.44%*       1.93%       1.34%        0.91%        1.01%      0.69%
Portfolio turnover rate                                         0.00%       30.06%       1.32%        4.22%        0.00%      0.00%

*     Ratios annualized
**    Returns are not annualized
(1) SM&R has voluntarily agreed to waive or reduce expenses to 1.10% on the International Stock Portfolio until April 30, 2008.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  June 30, 2007  (Unaudited)
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

FEDERAL INCOME TAXES:

For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

            TAX YEAR ENDING                                     EXPIRATION
            DECEMBER 31, 2006              LOSS CARRYFORWARDS      DATES
            -----------------              ------------------      -----
            Government Bond Portfolio           $   26,987          2012
                                                $   93,477          2013
                                                $  147,442          2014
            Small-Cap/Mid-Cap Portfolio         $1,429,619          2011
                                                $   49,937          2012
            High Yield Bond Portfolio           $  655,752          2011
                                                $  343,022          2013
                                                $   73,717          2014
            International Stock Portfolio       $   40,960          2009
                                                $   35,288          2010
                                                $   23,939          2011
                                                $   80,867          2013

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value. The Fund may repurchase shares at net asset value. Dividends and other distributions are recorded by each portfolio on the ex-dividend date and may be reinvested at net asset value.

Each Portfolio may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

EXPENSES:

Operating expenses not directly attributable to a portfolio are prorated among the portfolios of the Fund based on the relative amount of each portfolio's net assets or shareholders.

NOTE 2--INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and administrative service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                                          ADMINISTRATIVE
                                             INVESTMENT      SERVICE
                                            ADVISORY FEE       FEE
            Growth Portfolio                    0.50%         0.25%
            Equity Income Portfolio             0.50%         0.25%
            Balanced Portfolio                  0.50%         0.25%
            Money Market Portfolio              0.50%         0.25%
            Government Bond Portfolio           0.50%         0.25%
            Small-Cap/Mid-Cap Portfolio         1.25%         0.25%
            High Yield Bond Portfolio           0.55%         0.25%
            International Stock Portfolio       0.75%         0.25%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

In addition to the investment advisory fee and the administrative service fee, the Fund is responsible for paying most other operating expenses including independent directors' fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest, the salary and other expenses of the Chief Compliance Officer, and miscellaneous expenses.

Effective June 1, 2002, and until April 30, 2008, SM&R has voluntarily agreed to reimburse expenses (after applicable waivers) which exceed the following percentages of each portfolio's average daily net assets:

            Growth Portfolio                    0.87%
            Equity Income Portfolio             0.79%
            Balanced Portfolio                  0.81%
            Money Market Portfolio              0.56%
            Government Bond Portfolio           0.35%
            Small-Cap/Mid-Cap Portfolio         1.12%
            High Yield Bond Portfolio           0.80%
            International Stock Portfolio       1.10%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time after April 30, 2008 without notice to investors.

As of June 30, 2007, SM&R and American National had the following ownership in the Fund:

                                                                     AMERICAN NATIONAL              AMERICAN NATIONAL
                                            SM&R                    CORPORATE ACCOUNTS              SEPARATE ACCOUNTS
                                  ---------------------------  -----------------------------   ----------------------------
                                            PERCENT OF SHARES              PERCENT OF SHARES              PERCENT OF SHARES
                                    SHARES     OUTSTANDING         SHARES      OUTSTANDING        SHARES      OUTSTANDING
Growth Portfolio                    157,672        1.34%         3,079,486        26.19%         8,521,889        72.47%
Equity Income Portfolio             216,925        1.64%         4,161,848        31.39%         8,878,321        66.97%
Balanced Portfolio                  111,297        0.85%         3,768,119        28.79%         9,206,972        70.36%
Money Market Portfolio              256,834        0.58%         2,999,715         6.77%        41,077,937        92.65%
Government Bond Portfolio                --        0.00%         6,758,064        50.77%         6,552,041        49.23%
Small-Cap/Mid-Cap Portfolio         400,000        2.69%         2,000,000        13.45%        12,472,641        83.86%
High Yield Bond Portfolio                --        0.00%        32,231,968        90.76%         3,280,462         9.24%
International Stock Portfolio     1,603,953       19.52%         3,742,558        45.56%         2,869,074        34.92%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS

Aggregate purchases and sales of investments, other than commercial paper and short-term obligations, were as follows:

                                             PURCHASES        SALES
          Growth Portfolio                  $  704,415     $  566,242
          Equity Income Portfolio           $  836,063     $  920,936
          Balanced Portfolio                $2,552,962     $  747,137
          Government Bond Portfolio         $3,939,619     $3,990,612
          Small-Cap/Mid-Cap Portfolio       $9,433,047     $9,893,879
          High Yield Bond Portfolio         $1,497,435     $  667,000
          International Stock Portfolio     $       --     $       21

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Gross unrealized appreciation and depreciation as of June 30, 2007, based on the cost for federal income tax purposes is as follows:

                                                                              NET APPRECIATION
                                     COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
Growth Portfolio                  $17,425,421     $3,941,100     $  104,882     $ 3,836,218
Equity Income Portfolio           $20,443,868     $4,885,810     $  686,716     $ 4,199,094
Balanced Portfolio                $17,781,373     $2,853,366     $  244,408     $ 2,608,958
Government Bond Portfolio         $13,813,289     $   28,022     $  169,495     $  (141,473)
Small-Cap/Mid-Cap Portfolio       $ 4,333,346     $  489,774     $   22,784     $   466,990
High Yield Bond Portfolio         $32,816,502     $  273,166     $2,847,635     $(2,574,469)
International Stock Portfolio     $ 7,326,476     $1,817,624     $  944,003     $   873,621

NOTE 4--CAPITAL STOCK

GROWTH PORTFOLIO                                                   (UNAUDITED)
                                                                SIX MONTHS ENDED                      YEAR ENDED
                                                                  JUNE 30, 2007                   DECEMBER 31, 2006
                                                          -----------------------------      ----------------------------
                                                             SHARES           AMOUNT            SHARES           AMOUNT
                                                          -----------      ------------      -----------      -----------
Sale of capital shares                                        342,029      $    589,633          469,039      $   771,209
Investment income dividends reinvested                             --                --          131,678          222,536
Distributions from net realized gains reinvested                   --                --          444,416          751,070
                                                          -----------      ------------      -----------      -----------
Subtotals                                                     342,029           589,633        1,045,133        1,744,815
Redemptions of capital shares outstanding                    (541,648)         (939,535)        (851,087)      (1,404,370)
                                                          -----------      ------------      -----------      -----------
Net increase (decrease) in capital shares outstanding        (199,619)     $   (349,902)         194,046      $   340,445
                                                                           ============                       ===========
Shares outstanding at beginning of period                  11,958,666                         11,764,620
                                                          -----------                        -----------
Shares outstanding at end of period                        11,759,047                         11,958,666
                                                          ===========                        ===========

EQUITY INCOME PORTFOLIO                                           (UNAUDITED)
                                                               SIX MONTHS ENDED                       YEAR ENDED
                                                                 JUNE 30, 2007                    DECEMBER 31, 2006
                                                          -----------------------------      ----------------------------
                                                             SHARES           AMOUNT            SHARES           AMOUNT
                                                          -----------      ------------      -----------      -----------

Sale of capital shares                                        470,968      $    865,863          817,409      $ 1,483,387
Investment income dividends reinvested                             --                --          411,460          740,622
Distributions from net realized gains reinvested                   --                --          944,234        1,699,632
                                                          -----------      ------------      -----------      -----------
Subtotals                                                     470,968           865,863        2,173,103        3,923,641
Redemptions of capital shares outstanding                    (817,454)       (1,507,754)      (2,004,091)      (3,614,409)
                                                          -----------      ------------      -----------      -----------
Net increase (decrease) in capital shares outstanding        (346,486)     $   (641,891)         169,012      $   309,232
                                                                           ============                       ===========
Shares outstanding at beginning of period                  13,603,580                         13,434,568
                                                          -----------                        -----------
Shares outstanding at end of period                        13,257,094                         13,603,580
                                                          ===========                        ===========

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.


BALANCED PORTFOLIO                                                 (UNAUDITED)
                                                                SIX MONTHS ENDED                      YEAR ENDED
                                                                  JUNE 30, 2007                   DECEMBER 31, 2006
                                                          -----------------------------      ----------------------------
                                                             SHARES           AMOUNT            SHARES           AMOUNT
                                                          -----------      ------------      -----------      -----------
Sale of capital shares                                      2,961,160      $  4,533,922        1,625,923      $  2,419,138
Investment income dividends reinvested                             --                --          257,916           386,882
Distributions from net realized gains reinvested                   --                --          171,395           257,101
                                                          -----------      ------------      -----------      ------------
Subtotals                                                   2,961,160         4,533,922        2,055,234         3,063,121
Redemptions of capital shares outstanding                  (1,196,640)       (1,827,778)      (1,051,294)       (1,544,386)
                                                          -----------      ------------      -----------      ------------
Net increase (decrease) in capital shares outstanding       1,764,520      $  2,706,144        1,003,940      $  1,518,735
                                                                           ============                       ============
Shares outstanding at beginning of period                  11,321,868                         10,317,928
                                                          -----------                        -----------
Shares outstanding at end of period                        13,086,388                         11,321,868
                                                          ===========                        ===========

MONEY MARKET PORTFOLIO                                             (UNAUDITED)
                                                                SIX MONTHS ENDED                      YEAR ENDED
                                                                  JUNE 30, 2007                   DECEMBER 31, 2006
                                                          -----------------------------      ----------------------------
                                                             SHARES           AMOUNT            SHARES           AMOUNT
                                                          -----------      ------------      -----------      -----------
Sale of capital shares                                     14,622,310      $ 14,622,310       20,206,323      $ 20,206,323
Investment income dividends reinvested                      1,005,657         1,005,657        1,640,135         1,640,135
                                                          -----------      ------------      -----------      ------------
Subtotals                                                  15,627,967        15,627,967       21,846,458        21,846,458
Redemptions of capital shares outstanding                 (11,986,022)      (11,986,022)     (15,494,958)      (15,494,958)
                                                          -----------      ------------      -----------      ------------
Net increase (decrease) in capital shares outstanding       3,641,945      $  3,641,945        6,351,500      $  6,351,500
                                                                           ============                       ============
Shares outstanding at beginning of period                  40,692,541                         34,341,041
                                                          -----------                        -----------
Shares outstanding at end of period                        44,334,486                         40,692,541
                                                          ===========                        ===========

GOVERNMENT BOND PORTFOLIO                                          (UNAUDITED)
                                                                SIX MONTHS ENDED                      YEAR ENDED
                                                                  JUNE 30, 2007                   DECEMBER 31, 2006
                                                          -----------------------------      ----------------------------
                                                             SHARES           AMOUNT            SHARES           AMOUNT
                                                          -----------      ------------      -----------      -----------
Sale of capital shares                                      1,283,048      $  1,326,638        1,314,300      $  1,359,952
Investment income dividends reinvested                             --                --          528,958           540,033
                                                          -----------      ------------      -----------      ------------
Subtotals                                                   1,283,048         1,326,638        1,843,258         1,899,985
Redemptions of capital shares outstanding                    (791,395)         (817,215)      (1,405,843)       (1,464,571)
                                                          -----------      ------------      -----------      ------------
Net increase (decrease) in capital shares outstanding         491,653      $    509,423          437,415      $    435,414
                                                                           ============                       ============
Shares outstanding at beginning of period                  12,818,452                         12,381,037
                                                          -----------                        -----------
Shares outstanding at end of period                        13,310,105                         12,818,452
                                                          ===========                        ===========

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

SMALL-CAP/MID-CAP PORTFOLIO                                       (UNAUDITED)
                                                               SIX MONTHS ENDED                     YEAR ENDED
                                                                 JUNE 30, 2007                  DECEMBER 31, 2006
                                                           ---------------------------     ---------------------------
                                                             SHARES          AMOUNT          SHARES           AMOUNT
                                                           ---------      ------------     -----------      ----------

Sale of capital shares                                        911,824      $ 280,708        5,228,888      $ 1,529,265
Redemptions of capital shares outstanding                  (2,553,711)      (792,146)      (1,945,312)        (568,365)
                                                           ----------      ---------       ----------      -----------
Net increase (decrease) in capital shares outstanding      (1,641,887)     $(511,438)       3,283,576      $   960,900
                                                                           =========                       ===========
Shares outstanding at beginning of period                  16,514,528                      13,230,952
                                                           ----------                      ----------
Shares outstanding at end of period                        14,872,641                      16,514,528
                                                           ==========                      ==========

HIGH YIELD BOND PORTFOLIO                                         (UNAUDITED)
                                                               SIX MONTHS ENDED                     YEAR ENDED
                                                                 JUNE 30, 2007                  DECEMBER 31, 2006
                                                           ---------------------------     ---------------------------
                                                             SHARES          AMOUNT          SHARES           AMOUNT
                                                           ---------      ------------     -----------      ----------
Sale of capital shares                                        610,007      $ 528,267          779,420      $   675,172
Investment income dividends reinvested                             --             --        2,073,061        1,766,707
                                                           ----------      ---------       ----------      -----------
Subtotals                                                     610,007        528,267        2,852,481        2,441,879
Redemptions of capital shares outstanding                    (375,087)      (322,495)        (574,042)        (499,799)
                                                           ----------      ---------       ----------      -----------
Net increase (decrease) in capital shares outstanding         234,920      $ 205,772        2,278,439      $ 1,942,080
                                                                           =========                       ===========
Shares outstanding at beginning of period                  35,277,510                      32,999,071
                                                           ----------                      ----------
Shares outstanding at end of period                        35,512,430                      35,277,510
                                                           ==========                      ==========

INTERNATIONAL STOCK PORTFOLIO                                     (UNAUDITED)
                                                               SIX MONTHS ENDED                     YEAR ENDED
                                                                 JUNE 30, 2007                  DECEMBER 31, 2006
                                                           ---------------------------     ---------------------------
                                                             SHARES          AMOUNT          SHARES           AMOUNT
                                                           ---------      ------------     -----------      ----------
Sale of capital shares                                        786,243      $ 748,816        1,233,232      $ 1,067,948
Investment income dividends reinvested                             --             --          135,194          125,729
                                                           ----------      ---------       ----------      -----------
Subtotals                                                     786,243        748,816        1,368,426        1,193,677
Redemptions of capital shares outstanding                    (686,911)      (655,588)        (455,142)        (394,355)
                                                           ----------      ---------       ----------      -----------
Net increase (decrease) in capital shares outstanding          99,332      $  93,228          913,284      $   799,322
                                                                           =========                       ===========
Shares outstanding at beginning of period                   8,116,253                       7,202,969
                                                           ----------                      ----------
Shares outstanding at end of period                         8,215,585                       8,116,253
                                                           ==========                      ==========

                                                     2450 South Shore Boulevard,
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.                League City, TX 77573
--------------------------------------------------------------------------------

                                   DIRECTORS

                             Florentino F. Gonzalez
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Donald P. Stevens
                                Steven H. Stubbs
                               Jamie G. Williams

                                    OFFICERS

                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                  Teresa E. Axelson, Vice President, Secretary
                          and Chief Compliance Officer

                         INVESTMENT ADVISER AND MANAGER

                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN

                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL

                            Greer, Herz & Adams, LLP
                                One Moody Plaza
                              Galveston, TX 77550

                        UNDERWRITER AND REDEMPTION AGENT

                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT

                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                    BKD, LLP
                        2800 Post Oak Blvd., Suite 3200
                               Houston, TX 77056


Form 9429S                                                                 08/07


Item 2	Code of Ethics.

	Not applicable to this semi-annual report.

Item 3	Audit Committee Financial Expert.

	Not applicable to this semi-annual report.

Item 4	Principal Accountant Fees and Services.

	Not applicable to this semi-annual report.

Item 5	Audit Committee of Listed Registrants.

	Not applicable

Item 6	Schedule of Investments.

	The Schedule of Investments is filed under Item 1 of this form.

Item 7	Disclosure of Proxy Voting Policies and Procedures for Closed-end
	Management Investment Companies.

	Not applicable

Item 8	Portfolio Managers of Closed-end Management Investment Companies.

	Not applicable

Item 9	Purchases of Equity Securities by Closed-end Management Investment
	Company and Affiliated Purchasers.

	Not applicable

Item 10	Submission of Matters to a Vote of Security Holders.

	There have been no material changes to the procedures by which shareholders
	may recommend nominees to the registrants board of directors during this
	period.

Item 11	Controls and Procedures.

	(a)	As of August 21, 2007, an evaluation was performed under the
		supervision and with the participation of the officers of American
		National Investment Accounts, Inc. (the Company), including the
		Chief Executive Officer (CEO) and Chief Financial Officer
		(CFO), of the effectiveness of the Companys disclosure controls
		and procedures.  Based on that evaluation, the officers, including
		the CEO and CFO, conclude that, as of August 21, 2007, the
		companys disclosure controls and procedures (as defined in Rule
		30a-3(c) under the Investment Company Act of 1940, as amended) were
		reasonably designed so as to ensure that material information
		relating to the Company is made known to the CEO and CFO.

	(b)	During the second fiscal quarter of the period covered by this
		report, there have been no significant changes in the Companys internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12	Exhibits.

	(a) 	(1)	Code of Ethics - not applicable to this semi-annual report.

		(2)	Certifications pursuant to Rule  30a-2(a) under the
			Investment Act of 1940 are filed and attached hereto.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
		2002 are filed and attached hereto.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


American National Investment Accounts, Inc.

By:
	Michael W. McCroskey, Principal Executive Officer

Date:	August 21, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
	Michael W. McCroskey, Principal Executive Officer

Date:	August 21, 2007


By:
	Brenda T. Koelemay, Principal Financial Officer

Date:	August 21, 2007